================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ------------------

                                    FORM N-Q

                               ------------------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-7440

                               ------------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
               (Exact name of registrant as specified in charter)

                               ------------------

               6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

                               ------------------

           Catherine L. Newell, Esquire, Vice President and Secretary
                    Dimensional Emerging Markets Value Fund,
               6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (512) 306-7400

                      Date of fiscal year end: October 31
                    Date of reporting period: July 31, 2012

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

                     DIMENSIONAL EMERGING MARKETS VALUE FUND
                                   FORM N-Q
                                JULY 31, 2012
                                 (UNAUDITED)

                               TABLE OF CONTENTS

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES ................    1

SCHEDULE OF INVESTMENTS ...................................    2

NOTES TO SCHEDULE OF INVESTMENTS
  Organization ............................................   41
  Security Valuation ......................................   41
  Financial Instruments ...................................   42
  Federal Tax Cost ........................................   43
  Other ...................................................   43
  Subseqent Event Evaluations .............................   43

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES


SCHEDULE OF INVESTMENTS
-----------------------

Investment Abbreviations
  ADR   American Depository Receipt
  FNMA  Federal National Mortgage Association
  GDR   Global Depositary Receipt
  NVDR  Non-Voting Depository Receipt
  P.L.C.Public Limited Company

Investment Footnotes
  +     See Security Valuation Note within the Notes to Schedule of Investments.
  ++    Securities have generally been fair valued. See Security Valuation
        Note within the Notes to Schedule of Investments.
  *     Non-Income Producing Securities.
  #     Total or Partial Securities on Loan.
  @     Security purchased with cash proceeds from securities on loan.
  ^^    See Federal Tax Cost Note within the Notes to Schedule of Investments.
  --     Amounts designated as -- are either zero or rounded to zero.
  (S)   Affiliated Fund.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                               SHARES      VALUE++
                                                             ---------- ------------
COMMON STOCKS -- (89.3%)
BRAZIL -- (6.3%)
  *B2W Cia Global Do Varejo SA ..........................        57,900 $    190,438
  *Banco ABC Brasil SA ..................................        27,670      142,050
   Banco Alfa de Investimento SA ........................        97,200      264,677
   Banco do Brasil SA ...................................       810,100    8,566,693
   Banco Santander Brasil SA ............................     1,701,517   12,911,668
  #Banco Santander Brasil SA ADR ........................    16,561,114  126,361,300
   Bematech SA ..........................................       536,700      984,771
  *BHG SA - Brazil Hospitality Group ....................           214        2,028
   BM&F Bovespa SA ......................................    28,221,345  158,789,824
   BR Malls Participacoes SA ............................     3,123,997   36,542,167
   Brookfield Incorporacoes SA ..........................     6,434,284    9,765,090
  *Camargo Correa Desenvolvimento Imobiliario SA ........       751,000    1,986,346
  *CCX Carvao da Colombia SA ............................       213,700      443,210
   Cia Providencia Industria e Comercio SA ..............       330,400      972,239
   Cosan SA Industria e Comercio ........................     1,257,881   19,114,979
   CR2 Empreendimentos Imobiliarios SA ..................        99,200      210,580
   Cremer SA ............................................       255,570    1,920,641
   Embraer SA ADR .......................................       120,314    3,053,569
   Eternit SA ...........................................       428,123    2,241,733
   Even Construtora e Incorporadora SA ..................     4,428,654   14,069,167
   EZ Tec Empreendimentos e Participacoes SA ............       485,541    5,153,483
  *Fertilizantes Heringer SA ............................       263,200    1,976,697
  *Fibria Celulose SA ...................................     1,501,764   11,432,519
 #*Fibria Celulose SA Sponsored ADR .....................     3,957,047   30,429,691
   Forjas Taurus SA .....................................       224,056      296,307
  *Gafisa SA ............................................     5,092,178    6,336,645
 #*Gafisa SA ADR ........................................     3,057,757    7,491,505
  *General Shopping Brasil SA ...........................       276,130    1,197,929
   Gerdau SA ............................................     1,865,196   13,716,818
 #*Gol Linhas Aereas Inteligentes SA ADR ................        34,659      161,511
   Grendene SA ..........................................     1,046,264    5,912,423
   Guararapes Confeccoes SA .............................         7,250      305,008
  *Hypermarcas SA .......................................     5,790,281   37,157,035
  *IdeiasNet SA .........................................       646,430      542,582
   Iguatemi Empresa de Shopping Centers SA ..............       139,860    2,979,157
   Industrias Romi SA ...................................       627,600    1,650,773
  *Inepar SA Industria e Construcoes ....................        26,528       29,516
  *JBS SA ...............................................    17,008,240   44,902,683
   JHSF Participacoes SA ................................     1,337,300    4,052,622
  *Kepler Weber SA ......................................     4,157,400      486,910
  *Kroton Educacional SA Unit Shares ....................       241,736    3,656,947
  *Log-in Logistica Intermodal SA .......................       807,500    2,510,138
   Magnesita Refratarios SA .............................     2,864,284    8,428,476
  *Marfrig Alimentos SA .................................     4,941,148   23,292,743
  *Metalfrio Solutions SA ...............................        97,900      167,689
   Minerva SA ...........................................       801,025    3,623,610
  *MPX Energia SA .......................................       237,300    3,878,185
   Obrascon Huarte Lain Brasil SA .......................       427,500    3,684,194
   Oi SA ................................................        11,578       65,995
  *Paranapanema SA ......................................     4,240,245    4,738,513
   PDG Realty SA Empreendimentos e Participacoes ........     5,117,417    8,665,546
   Petroleo Brasileiro SA ...............................     2,556,198   25,048,046
   Petroleo Brasileiro SA ADR ...........................    15,626,607  306,750,295
   Plascar Participacoes Industriais SA .................     1,212,900      479,430
  *Positivo Informatica SA ..............................       651,326    1,719,536
   Profarma Distribuidora de Produtos Farmaceuticos SA ..       163,525      873,006
   Rodobens Negocios Imobiliarios SA ....................       320,601    1,525,405
   Rossi Residencial SA .................................     6,073,331   13,929,658

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES         VALUE++
                                                       -----------   --------------
BRAZIL -- (Continued)
   Sao Carlos Empreendimentos e Participacoes SA ...       77,500    $    1,331,251
   Sao Martinho SA .................................      600,232         6,444,029
   SLC Agricola SA .................................      715,517         7,908,677
  *Springs Global Participacoes SA .................      438,409           564,806
   Sul America SA ..................................      915,490         5,544,230
   Tecnisa SA ......................................      349,239         1,244,117
   Tereos Internacional SA .........................      448,004           581,539
  *Trisul SA .......................................       91,961           115,781
   Triunfo Participacoes e Investimentos SA ........      206,500           806,168
   Usinas Siderurgicas de Minas Gerais SA ..........    2,197,000         8,866,480
  *Vanguarda Agro SA ...............................   10,877,765         1,964,070
  *Via Varejo SA ...................................       42,731           386,606
  *Viver Incorporadora e Construtora SA ............    2,845,425         2,041,174
                                                                     --------------
TOTAL BRAZIL .......................................                  1,025,581,324
                                                                     --------------
CHILE -- (1.6%)
   Almendral SA ....................................      802,355           108,050
   Banco de Credito e Inversiones SA ...............       87,437         5,542,366
  *Cementos Bio-Bio SA .............................      665,307           978,494
   Cencosud SA .....................................    1,727,990         9,879,342
   Cia General de Electricidad SA ..................    1,055,785         4,636,487
   Cintac SA .......................................      155,202            69,122
  *Compania Sud Americana de Vapores SA ............   49,464,339         6,045,357
   Corpbanca SA ....................................  996,928,903        12,452,576
   Cristalerias de Chile SA ........................      264,624         2,069,302
   CTI Cia Tecno Industrial SA .....................      488,163            35,392
   Embotelladora Andina SA Series A ADR ............       23,044           645,232
   Empresas CMPC SA ................................   17,169,947        64,376,187
   Empresas Copec SA ...............................    2,279,625        33,064,597
   Empresas Hites SA ...............................      302,430           200,471
   Empresas Iansa SA ...............................   43,801,768         3,502,327
  *Empresas La Polar SA ............................    2,373,347         1,209,411
   Enersis SA ......................................   37,924,945        12,648,195
   Enersis SA Sponsored ADR ........................    3,368,927        55,755,742
   Gasco SA ........................................      155,648         1,096,258
   Grupo Security SA ...............................      983,876           331,033
   Inversiones Aguas Metropolitanas SA .............    5,692,955        10,365,836
   Madeco SA .......................................   64,264,697         2,530,651
   Masisa SA .......................................   36,930,742         3,595,536
   Minera Valparaiso SA ............................        7,367           245,694
   Multiexport Foods SA ............................      184,520            46,249
   Parque Arauco SA ................................    1,391,681         2,637,780
   PAZ Corp. SA ....................................    1,292,725           613,224
   Ripley Corp. SA .................................    8,634,078         7,690,634
   Salfacorp SA ....................................      411,428           756,806
  *Sociedad Matriz SAAM SA .........................   53,986,924         5,983,015
   Sociedad Quimica y Minera de Chile SA Series A ..       32,017         1,877,911
   Socovesa SA .....................................    5,045,369         2,111,164
   Soquimic Comercial SA ...........................      189,354            49,422
   Vina Concha Y Toro SA ...........................      361,189           707,040
   Vina Concha Y Toro SA Sponsored ADR .............        2,846           111,193
   Vina San Pedro Tarapaca SA ......................   57,038,434           348,552
                                                                     --------------
TOTAL CHILE ........................................                    254,316,648
                                                                     --------------
CHINA -- (13.9%)
  #361 Degrees International, Ltd. .................    6,599,000         1,471,812
  *A8 Digital Music Holdings, Ltd. .................      474,000            45,374
  #Agile Property Holdings, Ltd. ...................   16,252,000        19,212,995
  #Agricultural Bank of China, Ltd. Series H .......  195,335,000        78,927,083
 #*Aluminum Corp. of China, Ltd. ADR ...............      276,693         2,830,569
 #*Aluminum Corp. of China, Ltd. Series H ..........    8,702,000         3,561,423

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES      VALUE++
                                                                 ----------- ------------
CHINA -- (Continued)
   AMVIG Holdings, Ltd. .......................................    5,369,100 $  2,412,044
 #*Angang Steel Co., Ltd. Series H ............................   15,187,640    7,763,003
   Anhui Tianda Oil Pipe Co., Ltd. Series H ...................    2,847,412      378,723
  #Anton Oilfield Services Group ..............................   15,722,527    3,087,449
   Asia Cement China Holdings Corp. ...........................    7,788,500    3,112,137
   Asian Citrus Holdings, Ltd. ................................    6,864,000    3,262,901
 #*Ausnutria Dairy Corp., Ltd. ................................      268,000       50,457
  *AVIC International Holding HK, Ltd. ........................   20,490,285      579,732
   Bank of China, Ltd. Series H ...............................  905,737,331  343,345,532
   Bank of Communications Co., Ltd. Series H ..................  100,742,574   66,443,500
   Baoye Group Co., Ltd. Series H .............................    1,953,120      998,866
 #*BaWang International Group Holding, Ltd. ...................    2,692,000      189,147
   Beijing Capital International Airport Co., Ltd. Series H ...   24,347,599   16,510,439
  #Beijing Capital Land, Ltd. Series H ........................   17,229,060    5,253,586
  *Beijing Development HK, Ltd. ...............................    1,545,000      238,380
   Beijing Enterprises Holdings, Ltd. .........................    6,247,500   40,396,328
   Beijing Jingkelong Co., Ltd. Series H ......................      305,000      205,975
   Beijing North Star Co., Ltd. Series H ......................    8,218,000    1,472,742
  *Beijing Properties Holdings, Ltd. ..........................      312,000       15,043
  *Besunyen Holdings Co., Ltd. ................................    5,053,000      440,807
  #Boer Power Holdings, Ltd. ..................................    1,947,000      535,464
  *Brilliance China Automotive Holdings, Ltd. .................    3,984,000    3,224,507
   BYD Electronic International Co., Ltd. .....................   13,059,136    2,557,706
   C C Land Holdings, Ltd. ....................................   20,513,286    4,373,548
 #*Carnival Group International Holdings, Ltd. ................    1,700,000       87,491
   Catic Shenzhen Holdings, Ltd. Series H .....................    2,526,000      931,389
   Central China Real Estate, Ltd. ............................    7,829,350    1,910,574
   Centron Telecom International Holdings, Ltd. ...............    2,343,945      206,897
   Changshouhua Food Co., Ltd. ................................      786,000      393,179
 #*Chaoda Modern Agriculture Holdings, Ltd. ...................   37,445,412    2,246,618
  *Chigo Holding, Ltd. ........................................   48,856,000      996,095
   China Aerospace International Holdings, Ltd. ...............   32,830,000    2,353,651
   China Agri-Industries Holdings, Ltd. .......................   21,322,000   10,493,584
 #*China All Access Holdings, Ltd. ............................    2,238,000      425,157
  #China Aoyuan Property Group, Ltd. ..........................   14,941,000    1,936,059
  #China Automation Group, Ltd. ...............................    6,354,000    1,131,694
   China BlueChemical, Ltd. Series H ..........................    8,950,878    5,881,050
 #*China Chengtong Development Group, Ltd. ....................    4,982,000      201,660
   China Citic Bank Corp., Ltd. Series H ......................   98,981,716   49,652,026
   China Coal Energy Co., Ltd. Series H .......................   52,921,000   48,411,425
   China Communications Construction Co., Ltd. Series H .......   65,814,327   57,392,312
  *China Communications Services Corp., Ltd. Series H .........   30,487,071   15,492,888
   China Construction Bank Corp. Series H .....................  214,422,940  143,803,697
 #*China COSCO Holdings Co., Ltd. Series H ....................   34,140,500   14,048,107
  #China Dongxiang Group Co., Ltd. ............................   46,914,127    3,670,652
  *China Energine International Holdings, Ltd. ................    7,322,390      176,305
   China Everbright, Ltd. .....................................   12,119,869   16,200,641
   China Glass Holdings, Ltd. .................................    7,580,000      763,719
  *China Grand Forestry Green Resources Group, Ltd. ...........    4,079,610      247,949
  #China Green Holdings, Ltd. .................................    7,842,800    1,745,726
   China Haidian Holdings, Ltd. ...............................   21,955,108    2,315,057
   China High Precision Automation Group, Ltd. ................      429,000      148,538
 #*China High Speed Transmission Equipment Group Co., Ltd. ....   17,143,000    4,586,918
 #*China Huiyuan Juice Group, Ltd. ............................    8,115,483    2,706,017
 #*China ITS Holdings Co., Ltd. ...............................    7,118,000      929,529
  #China Lumena New Materials Corp. ...........................   53,224,000    8,275,063
  #China Merchants Holdings International Co., Ltd. ...........    9,101,424   28,069,947
  #China Metal Recycling Holdings, Ltd. .......................    2,450,400    1,732,892
  *China Mining Resources Group, Ltd. .........................   30,230,000      440,506
  #China Minsheng Banking Corp., Ltd. Series H ................   47,841,500   44,062,633
 #*China Molybdenum Co., Ltd. Series H ........................    9,054,000    3,350,457

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                      SHARES       VALUE++
                                                                   ------------  ------------
CHINA -- (Continued)
  #China National Materials Co., Ltd. Series H .................     12,422,000  $  2,973,376
  *China Nickel Resources Holdings Co., Ltd. ...................      5,532,000       383,544
  *China Oil & Gas Group, Ltd. .................................     26,345,715     2,602,834
  #China Oriental Group Co., Ltd. ..............................         26,000         5,894
  #China Petroleum & Chemical Corp. ADR ........................        993,796    89,411,826
  #China Petroleum & Chemical Corp. Series H ...................    137,736,289   124,229,264
 #*China Pharmaceutical Group, Ltd. ............................     15,098,000     3,778,799
 #*China Precious Metal Resources Holdings Co., Ltd. ...........      6,830,000       975,671
  *China Properties Group, Ltd. ................................      7,275,000     2,413,343
  *China Qinfa Group, Ltd. .....................................      6,162,000       629,836
  #China Railway Construction Corp., Ltd. Series H .............     29,320,514    25,476,713
  #China Rare Earth Holdings, Ltd. .............................     20,507,000     4,327,577
   China Resources Enterprise, Ltd. ............................      2,562,000     7,085,331
  #China Resources Land, Ltd. ..................................     23,181,727    46,515,952
  #China Rongsheng Heavy Industries Group Holdings, Ltd. .......     21,064,000     2,892,818
   China Sanjiang Fine Chemicals Co., Ltd. .....................      1,610,000       389,703
   China SCE Property Holdings, Ltd. ...........................      1,248,000       289,184
 #*China Shipping Container Lines Co., Ltd. Series H ...........     56,393,700    13,554,525
   China Shipping Development Co., Ltd. Series H ...............     17,875,488     7,295,504
  #China Singyes Solar Technologies Holdings, Ltd. .............      3,503,800     1,132,320
  #China South City Holdings, Ltd. .............................     12,280,462     1,844,872
  #China Southern Airlines Co., Ltd. Series H ..................     16,512,000     8,191,653
   China Starch Holdings, Ltd. .................................     18,995,000       474,248
   China Sunshine Paper Holdings Co., Ltd. .....................      2,660,500       266,291
  *China Tianyi Holdings, Ltd. .................................        628,000        94,859
   China Tontine Wines Group, Ltd. .............................      6,364,000       545,911
   China Travel International Investment Hong Kong, Ltd. .......     52,275,631     9,457,662
  #China Unicom Hong Kong, Ltd. ................................      3,578,000     5,235,030
  #China Unicom Hong Kong, Ltd. ADR ............................      7,316,862   106,899,354
  #China Vanadium Titano - Magnetite Mining Co., Ltd. ..........     14,442,000     2,124,321
   China Wireless Technologies, Ltd. ...........................      4,396,000       663,134
 #*China Yurun Food Group, Ltd. ................................     12,493,000     7,438,256
 #*China Zhongwang Holdings, Ltd. ..............................     20,809,354     7,604,310
 #*Chongqing Iron & Steel Co., Ltd. Series H ...................      7,172,000       861,434
   Chongqing Machinery & Electric Co., Ltd. Series H ...........     18,992,000     2,385,468
  *Chongqing Rural Commercial Bank Class H .....................        377,000       146,417
  #Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd. ..      5,502,000     1,342,434
   CIMC Enric Holdings, Ltd. ...................................      3,288,000     1,712,491
  #Citic Pacific, Ltd. .........................................     16,793,000    24,209,807
  *Citic Resources Holdings, Ltd. ..............................     42,836,000     6,189,723
  #Clear Media, Ltd. ...........................................        650,000       376,281
  *Coastal Greenland, Ltd. .....................................      7,706,000       252,415
 #*Comtec Solar Systems Group, Ltd. ............................      6,346,000       535,744
   COSCO International Holdings, Ltd. ..........................     10,334,000     3,923,267
   COSCO Pacific, Ltd. .........................................     20,808,180    28,676,143
  *Coslight Technology International Group, Ltd. ...............      1,090,000       267,707
 #*Country Garden Holdings Co., Ltd. ...........................     32,899,929    12,317,309
   CPMC Holdings, Ltd. .........................................      2,018,000     1,376,033
   Da Ming International Holdings, Ltd. ........................         32,000         4,325
  *DaChan Food Asia, Ltd. ......................................      3,382,000       577,571
  *Dalian Port (PDA) Co., Ltd. Series H ........................     14,214,000     2,832,990
 #*Daqing Dairy Holdings, Ltd. .................................      3,316,000       718,388
   Dawnrays Pharmaceutical Holdings, Ltd. ......................        156,000        35,287
   DBA Telecommunication Asia Holdings, Ltd. ...................        624,000       387,840
  #Dynasty Fine Wines Group, Ltd. ..............................      9,228,600     1,411,395
   Embry Holdings, Ltd. ........................................        450,000       200,434
  #Evergrande Real Estate Group, Ltd. ..........................        777,000       358,932
  #Evergreen International Holdings, Ltd. ......................      1,383,000       313,978
   Fantasia Holdings Group Co., Ltd. ...........................      9,377,515       960,705
 #*First Tractor Co., Ltd. Series H ............................      3,042,000     2,370,910
  #Fosun International, Ltd. ...................................     14,051,744     6,705,008

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                 SHARES      VALUE++
                                                              -----------  -----------
CHINA -- (Continued) .........................................
   Franshion Properties China, Ltd. .........................  44,364,580  $13,542,673
  #Fufeng Group, Ltd. .......................................   1,871,000      587,575
  #GCL-Poly Energy Holdings, Ltd. ...........................  22,926,000    3,371,572
   Geely Automobile Holdings, Ltd. ..........................   9,395,000    3,083,190
  #Global Bio-Chem Technology Group Co., Ltd. ...............  35,702,360    4,070,835
  *Global Sweeteners Holdings, Ltd. .........................  10,400,350      526,759
 #*Glorious Property Holdings, Ltd. .........................  39,047,000    5,839,243
   Goldbond Group Holdings, Ltd. ............................   1,830,000       65,910
  *Golden Meditech Holdings, Ltd. ...........................  11,771,679    1,318,001
   Goldlion Holdings, Ltd. ..................................   1,266,000      534,280
  #GOME Electrical Appliances Holding, Ltd. .................  30,164,000    2,430,075
   Great Wall Motor Co., Ltd. Series H ......................   2,193,000    4,890,775
   Great Wall Technology Co., Ltd. Series H .................   7,550,035    1,331,855
  #Greentown China Holdings, Ltd. ...........................   9,234,591    9,708,386
  #Guangshen Railway Co., Ltd. Series H .....................     866,000      274,947
  #Guangshen Railway Co., Ltd. Sponsored ADR ................     426,392    6,758,313
  *Guangzhou Automobile Group Co., Ltd. Series H ............  27,145,572   20,174,077
   Guangzhou Pharmaceutical Co., Ltd. Series H ..............     726,000    1,261,049
  #Guangzhou R&F Properties Co., Ltd. Series H ..............  12,814,314   16,328,942
   Hainan Meilan International Airport Co., Ltd. Series H ...   1,968,000    1,093,310
   Harbin Electric Co., Ltd. Series H .......................  10,403,474    7,756,311
  *Heng Tai Consumables Group, Ltd. .........................  74,825,195    1,751,160
 #*Hi Sun Technology, Ltd. ..................................     384,000       42,579
 #*Hidili Industry International Development, Ltd. ..........  20,082,000    4,602,795
  #HKC Holdings, Ltd. .......................................  38,349,878    1,451,816
   Honghua Group, Ltd. ......................................  16,779,970    2,478,991
 #*Hopson Development Holdings, Ltd. ........................  11,228,000    7,184,949
  #Hua Han Bio-Pharmaceutical Holdings, Ltd. ................  15,244,104    2,749,383
  *Hunan Nonferrous Metal Corp., Ltd. Series H ..............   7,978,000    2,477,370
  *Huscoke Resources Holdings, Ltd. .........................  14,386,000      160,317
   Hutchison Harbour Ring, Ltd. .............................   6,830,000      561,451
   Industrial & Commercial Bank of China, Ltd. Series H .....  34,519,996   19,683,061
   Inspur International, Ltd. ...............................  33,726,713      947,349
   International Taifeng Holdings, Ltd. .....................     202,000       46,101
   Jingwei Textile Machinery Co., Ltd. Series H .............     732,000      348,368
   Ju Teng International Holdings, Ltd. .....................  11,232,249    3,203,945
  *Kai Yuan Holdings, Ltd. ..................................  63,900,000    1,561,963
 #*Kaisa Group Holdings, Ltd. ...............................  19,830,632    3,629,676
   Kasen International Holdings, Ltd. .......................   1,885,000      292,114
   Kingboard Chemical Holdings, Ltd. ........................   7,678,371   15,750,158
   Kingboard Laminates Holdings, Ltd. .......................   6,567,000    2,467,740
   Kingway Brewery Holdings, Ltd. ...........................   3,238,000      937,704
  #KWG Property Holding, Ltd. ...............................  20,557,000   11,257,543
   Lai Fung Holdings, Ltd. ..................................  52,552,560      992,368
  *Le Saunda Holdings, Ltd. .................................      60,000       16,322
   Lee & Man Paper Manufacturing, Ltd. ......................  17,988,000    7,248,713
   Leoch International Technology, Ltd. .....................   1,278,000      155,650
   Lijun International Pharmaceutical Holding, Ltd. .........   7,590,046    1,855,712
  #Lingbao Gold Co., Ltd. Series H ..........................   4,090,000    1,562,142
  *LK Technology Holdings, Ltd. .............................     112,500       23,422
  #Lonking Holdings, Ltd. ...................................   7,941,000    1,451,584
  *Loudong General Nice Resources China Holdings, Ltd. ......  21,592,800      958,287
 #*Maanshan Iron & Steel Co., Ltd. Series H .................  27,114,000    6,029,539
  #Maoye International Holdings, Ltd. .......................   3,966,000      620,399
  *Media China Corp., Ltd. ..................................   1,761,250       18,332
 #*Metallurgical Corp of China, Ltd. Series H ...............  23,596,659    4,872,143
   Min Xin Holdings, Ltd. ...................................   1,654,000      900,779
  *Mingyuan Medicare Development Co., Ltd. ..................  36,090,264      580,640
   Minmetals Land, Ltd. .....................................  19,977,205    2,385,866
  *Minmetals Resources, Ltd. ................................   3,256,000    1,217,197
   Minth Group, Ltd. ........................................   3,736,000    3,807,331

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES       VALUE++
                                                                         -----------  -----------
CHINA -- (Continued)
  *Nan Hai Corp, Ltd. .................................................   32,700,000  $   134,237
   NetDragon Websoft, Inc. ............................................    1,674,000    1,348,149
 #*New World China Land, Ltd. .........................................   25,294,600    9,676,696
   New World Department Store China, Ltd. .............................      515,000      278,588
  #Nine Dragons Paper Holdings, Ltd. ..................................   19,079,000    8,893,830
  #O-Net Communications Group, Ltd. ...................................    3,493,000      777,098
   Overseas Chinese Town Asia Holdings, Ltd. ..........................      160,000       59,586
  *PAX Global Technology, Ltd. ........................................      135,000       28,571
   PCD Stores Group, Ltd. .............................................    3,092,000      222,035
  #Peak Sport Products Co., Ltd. ......................................   10,288,000    1,491,982
  *PetroAsian Energy Holdings, Ltd. ...................................   40,458,084      817,752
 #*Poly Hong Kong Investment, Ltd. ....................................   28,811,488   14,969,739
  *Pou Sheng International Holdings, Ltd. .............................    9,813,529      781,341
  #Powerlong Real Estate Holdings, Ltd. ...............................    9,475,000    1,636,591
  #Prosperity International Holdings HK, Ltd. .........................   19,500,000      826,579
   Qin Jia Yuan Media Services Co., Ltd. ..............................    7,839,250       73,417
   Qingling Motors Co., Ltd. Series H .................................   12,466,000    2,768,477
   Qunxing Paper Holdings Co., Ltd. ...................................    5,020,071    1,307,580
  #Real Gold Mining, Ltd. .............................................    3,137,500    3,564,467
  #Real Nutriceutical Group, Ltd. .....................................   10,161,000    2,688,316
   Regent Manner International Holdings, Ltd. .........................      738,000      139,298
  *Renhe Commercial Holdings Co., Ltd. ................................   37,568,000    1,535,945
  #REXLot Holdings, Ltd. ..............................................   91,731,150    5,827,571
  #Royale Furniture Holdings, Ltd. ....................................    3,418,672      451,493
   Samson Holding, Ltd. ...............................................    7,831,452      925,179
 #*Semiconductor Manufacturing International Corp. ....................  161,484,000    5,809,259
 #*Semiconductor Manufacturing International Corp. ADR ................    1,331,701    2,410,379
  #Shandong Chenming Paper Holdings, Ltd. Series H ....................    4,053,818    1,275,330
   Shandong Xinhua Pharmaceutical Co., Ltd. Series H ..................      638,000      144,428
   Shanghai Industrial Holdings, Ltd. .................................    8,464,918   22,908,684
  *Shanghai Industrial Urban Development Group, Ltd. ..................   14,510,000    2,488,319
   Shanghai Jin Jiang International Hotels Group Co., Ltd. Series H ...   17,258,000    2,265,656
   Shanghai Prime Machinery Co., Ltd. Series H ........................    8,790,000    1,201,054
  *Shanghai Zendai Property, Ltd. .....................................   19,155,000      283,510
   Shengli Oil & Gas Pipe Holdings, Ltd. ..............................    9,580,500      627,811
   Shenzhen International Holdings, Ltd. ..............................  108,890,000    6,850,201
   Shenzhen Investment, Ltd. ..........................................   38,517,494    8,833,813
  #Shimao Property Holdings, Ltd. .....................................   22,765,535   32,388,532
  *Shougang Concord Century Holdings, Ltd. ............................    6,934,299      249,032
 #*Shougang Concord International Enterprises Co., Ltd. ...............   83,508,208    4,007,638
  #Shougang Fushan Resources Group, Ltd. ..............................   42,454,594   11,338,349
  #Shui On Land, Ltd. .................................................   42,109,585   17,054,525
   Sijia Group Co., Ltd. ..............................................      986,649      232,472
   Silver Grant International Industries, Ltd. ........................   20,310,804    3,259,989
   SIM Technology Group, Ltd. .........................................   11,326,000      500,457
  *Sino Dragon New Energy Holdings, Ltd. ..............................    1,128,000       25,230
 #*Sino Oil & Gas Holdings, Ltd. ......................................   93,440,000    2,137,322
  *Sino Prosper State Gold Resources Holdings, Ltd. ...................   10,250,000      409,502
   Sinofert Holdings, Ltd. ............................................   32,720,000    6,623,973
  *Sinolink Worldwide Holdings, Ltd. ..................................   17,370,508    1,133,199
   SinoMedia Holding, Ltd. ............................................    2,897,139    1,117,866
  #Sino-Ocean Land Holdings, Ltd. .....................................   42,455,877   20,487,603
  #Sinopec Kantons Holdings, Ltd. .....................................   17,608,600   13,732,193
  #Sinotrans Shipping, Ltd. ...........................................   16,975,416    3,536,941
   Sinotrans, Ltd. Series H ...........................................   24,315,000    2,964,547
  #Sinotruk Hong Kong, Ltd. ...........................................    9,071,335    4,765,797
  #Skyworth Digital Holdings, Ltd. ....................................   30,494,445   11,698,794
  *SMI Corp., Ltd. ....................................................   10,868,000      273,515
  #Soho China, Ltd. ...................................................   28,138,388   20,879,346
 #*Solargiga Energy Holdings, Ltd. ....................................   10,439,486      642,110
  *SPG Land Holdings, Ltd. ............................................    3,690,575      772,027

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                     SHARES       VALUE++
                                                                  -----------  --------------
CHINA -- (Continued)
 #*SRE Group, Ltd. ..............................................  41,090,285  $    1,632,769
   Sunac China Holdings, Ltd. ...................................   3,766,000       1,585,377
   Sunny Optical Technology Group Co., Ltd. .....................   4,472,000       1,724,317
   Tak Sing Alliance Holdings, Ltd. .............................   3,394,391         353,053
  #TCC International Holdings, Ltd. .............................  13,887,056       3,362,455
  #TCL Communication Technology Holdings, Ltd. ..................   1,447,000         301,939
   TCL Multimedia Technology Holdings, Ltd. .....................   8,874,200       3,056,274
  #Texhong Textile Group, Ltd. ..................................   1,716,000         564,239
   Tian An China Investments Co., Ltd. ..........................   7,019,000       3,701,916
   Tian Shan Development Holdings, Ltd. .........................     572,000         127,968
   Tiangong International Co., Ltd. .............................  14,411,944       2,959,627
  #Tianjin Port Development Holdings, Ltd. ......................  10,463,657       1,114,033
   Tianneng Power International, Ltd. ...........................   7,418,280       4,549,655
   Tomson Group, Ltd. ...........................................   2,979,206         647,824
   TPV Technology, Ltd. .........................................  10,594,496       1,968,540
   Travelsky Technology, Ltd. Series H ..........................  16,861,500       8,149,283
  *Trony Solar Holdings Co., Ltd. ...............................   8,775,000         712,890
   Truly International Holdings, Ltd. ...........................  21,705,500       3,202,081
  #VODone, Ltd. .................................................  48,158,000       3,687,943
   Wasion Group Holdings, Ltd. ..................................   5,795,291       2,436,760
   Weiqiao Textile Co., Ltd. Series H ...........................   7,549,500       2,478,544
   Welling Holding, Ltd. ........................................      12,000           1,770
  #West China Cement, Ltd. ......................................  25,914,000       3,900,835
   Wuyi International Pharmaceutical Co., Ltd. ..................     590,000          29,604
   Xiamen International Port Co., Ltd. Series H .................  15,252,000       1,507,268
  #Xingda International Holdings, Ltd. ..........................  10,434,000       3,495,594
   Xinhua Winshare Publishing & Media Co., Ltd. Series H ........   4,927,000       2,165,736
  #Xinjiang Goldwind Science & Technology Co., Ltd. Series H ....   1,140,400         360,969
  #Xinjiang Xinxin Mining Industry Co., Ltd. Series H ...........  10,023,000       1,824,762
   Xiwang Sugar Holdings Co., Ltd. ..............................  11,548,736       1,092,903
  #XTEP International Holdings, Ltd. ............................   2,481,000         758,005
 #*Yanchang Petroleum International, Ltd. .......................  44,770,000       3,162,031
  *Yantai North Andre Juice Co. Series H ........................   2,365,000          88,241
  #Yip's Chemical Holdings, Ltd. ................................     344,000         223,251
  #Youyuan International Holdings, Ltd. .........................      37,663           7,260
   Yuexiu Property Co., Ltd. ....................................  71,712,170      16,151,077
   Yuzhou Properties Co. ........................................     632,800         148,709
 #*Zhejiang Glass Co., Ltd. Series H ............................     437,000              --
  *Zhong An Real Estate, Ltd. ...................................   4,695,800         529,662
                                                                               --------------
TOTAL CHINA .....................................................               2,262,519,846
                                                                               --------------
CZECH REPUBLIC -- (0.3%)
CEZ A.S. ........................................................     119,615       4,026,052
   Komercni Banka A.S. ..........................................      37,155       6,305,800
   Pegas Nonwovens SA ...........................................     147,266       3,191,635
   Telefonica Czech Republic A.S. ...............................   1,028,989      19,457,918
 #*Unipetrol A.S. ...............................................   1,437,021      11,825,308
                                                                               --------------
TOTAL CZECH REPUBLIC ............................................                  44,806,713
                                                                               --------------
HONG KONG -- (0.0%)
  *Qualipak International Holdings, Ltd. ........................     991,458         106,118
                                                                               --------------
HUNGARY -- (0.5%)
  *Danubius Hotel & Spa P.L.C. ..................................     136,180       1,395,862
   EGIS Pharmaceuticals P.L.C. ..................................      57,692       4,005,540
  *Fotex Holding SE Co., Ltd. ...................................     899,183         508,873
   MOL Hungarian Oil & Gas P.L.C. ...............................     186,693      13,429,851
  #OTP Bank P.L.C. ..............................................   3,782,151      57,902,336
  *PannErgy P.L.C. ..............................................     182,080         466,278

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                  SHARES      VALUE++
                                                               -----------  -----------
HUNGARY -- (Continued)
  *Tisza Chemical Group P.L.C. ...............................     235,635  $ 1,952,435
                                                                            -----------
TOTAL HUNGARY ................................................               79,661,175
                                                                            -----------
INDIA -- (7.3%)
  *A2Z Maintenance & Engineering Services, Ltd. ..............      59,997       82,099
   Aban Offshore, Ltd. .......................................     238,529    1,623,011
   ABG Shipyard, Ltd. ........................................     257,426    1,728,904
   Adani Enterprises, Ltd. ...................................     682,403    2,207,909
  *Adani Power, Ltd. .........................................     290,352      225,853
   Aditya Birla Nuvo, Ltd. ...................................     505,052    7,159,674
   Ajmera Realty & Infra India, Ltd. .........................      43,134       82,521
   Akzo Nobel India, Ltd. ....................................      47,267      747,087
   Alembic Pharmaceuticals, Ltd. .............................     618,092      665,183
  *Alembic, Ltd. .............................................     231,035       62,460
   Allahabad Bank, Ltd. ......................................   1,837,381    4,393,447
   Alok Industries, Ltd. .....................................   6,859,055    1,927,097
   Amara Raja Batteries, Ltd. ................................      14,737       77,348
   Ambuja Cements, Ltd. ......................................   2,512,816    8,177,593
   Amtek Auto, Ltd. ..........................................   1,097,185    2,030,501
   Anant Raj Industries, Ltd. ................................   1,498,593    1,270,725
   Andhra Bank, Ltd. .........................................   2,193,717    4,006,203
   Ansal Properties & Infrastructure, Ltd. ...................     421,984      194,367
  *Apollo Hospitals Enterprise, Ltd. .........................     325,768    3,695,828
   Apollo Tyres, Ltd. ........................................   1,676,970    2,330,724
  *Arvind, Ltd. ..............................................   2,460,686    3,155,378
  *Ashok Leyland, Ltd. .......................................  17,832,368    7,116,272
   Asian Hotels East, Ltd. ...................................       1,050        4,772
   Aurobindo Pharma, Ltd. ....................................   2,169,870    4,234,496
   B.L. Kashyap & Sons, Ltd. .................................       5,969          961
  *Bajaj Finance, Ltd. .......................................      93,989    1,723,935
  *Bajaj Finserv, Ltd. .......................................       2,123       28,273
   Bajaj Hindusthan, Ltd. ....................................   4,307,376    2,354,004
  *Bajaj Holdings & Investment, Ltd. .........................     352,769    4,925,414
   Balkrishna Industries, Ltd. ...............................      22,245      117,997
   Ballarpur Industries, Ltd. ................................   3,957,443    1,360,418
   Balmer Lawrie & Co., Ltd. .................................      63,185      644,434
   Balrampur Chini Mills, Ltd. ...............................   2,433,294    2,352,324
   Bank of Baroda ............................................     797,959    9,354,816
   Bank of India .............................................   1,608,739    8,618,128
   Bank of Maharashtra, Ltd. .................................   1,444,976    1,196,326
   BEML, Ltd. ................................................     190,772    1,086,858
  *BGR Energy Systems, Ltd. ..................................     116,212      581,617
   Bhushan Steel, Ltd. .......................................   1,046,329    8,880,684
   Birla Corp., Ltd. .........................................     118,919      454,281
   Bombay Dyeing & Manufacturing Co., Ltd. ...................     125,117    1,124,552
   Bombay Rayon Fashions, Ltd. ...............................      66,045      291,877
   Brigade Enterprises, Ltd. .................................       5,099        4,341
  *Cairn India, Ltd. .........................................   3,762,179   22,527,276
   Canara Bank ...............................................   1,319,532    8,654,803
   Central Bank of India .....................................   3,082,822    3,955,164
   Century Textiles & Industries, Ltd. .......................     692,091    3,606,945
   Chambal Fertilizers & Chemicals, Ltd. .....................   1,259,609    1,611,020
   Cholamandalam Investment & Finance Co., Ltd. ..............      11,397       43,753
   City Union Bank, Ltd. .....................................   1,232,912    1,150,506
   Coromandel International, Ltd. (B0VDZN5) ..................      59,018      263,318
  *Coromandel International, Ltd. (CH1415639) ................      68,690        1,235
   Corporation Bank ..........................................     337,246    2,472,929
  *Cranes Software International, Ltd. .......................     127,339        7,605
   Dalmia Bharat Enterprises, Ltd. ...........................     159,852      322,035
   Dalmia Cement (Bharat), Ltd. ..............................     126,408       32,371
  *DB Realty, Ltd. ...........................................   1,083,060    1,526,782

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                SHARES      VALUE++
                                                             -----------  -----------
INDIA -- (Continued)
   DCM Shriram Consolidated, Ltd. ..........................     216,466  $   200,363
   Deepak Fertilizers & Petrochemicals Corp., Ltd. .........     424,886      980,280
  *DEN Networks, Ltd. ......................................       8,713       19,077
   Dena Bank ...............................................     939,377    1,556,862
  *Development Credit Bank, Ltd. ...........................   2,479,591    1,777,723
   Dewan Housing Finance Corp., Ltd. .......................     115,020      298,639
   DLF, Ltd. ...............................................   5,631,007   21,024,426
  *Dredging Corp. of India, Ltd. ...........................      66,613      289,733
   E.I.D. - Parry (India), Ltd. ............................     779,467    2,968,080
   Edelweiss Financial Services, Ltd. ......................   1,123,000      608,257
   Educomp Solutions, Ltd. .................................     790,645    2,262,028
   Eicher Motors, Ltd. .....................................      40,646    1,425,773
   EIH, Ltd. ...............................................     872,785    1,229,072
   Elder Pharmaceuticals, Ltd. .............................     136,186      737,633
  *Electrosteel Casings, Ltd. ..............................     723,522      232,768
   Elgi Equipments, Ltd. ...................................      29,355       44,538
   Era Infra Engineering, Ltd. .............................     874,602    2,191,803
   Escorts, Ltd. ...........................................   1,272,669    1,327,633
  *Essar Oil, Ltd. .........................................   1,378,452    1,378,473
  *Essar Ports, Ltd. .......................................     628,225    1,103,545
  *Essar Shipping, Ltd. ....................................     288,928      138,715
   Essel Propack, Ltd. .....................................     750,981      475,714
   Everest Kanto Cylinder, Ltd. ............................      70,158       35,923
   FAG Bearings (India), Ltd. ..............................         500       12,965
   FDC, Ltd. ...............................................     131,817      194,749
  *Federal Bank, Ltd. ......................................   1,722,798   12,774,258
  *Federal-Mogul Goetze (India), Ltd. ......................       8,179       30,404
   Financial Technologies (India), Ltd. ....................     111,963    1,440,616
   Finolex Cables, Ltd. ....................................     530,760      380,918
  *Finolex Industries, Ltd. ................................     695,629      728,983
  *Fortis Healthcare, Ltd. .................................   1,136,209    2,001,253
   Future Capital Holdings, Ltd. ...........................     273,553      723,592
   GAIL India, Ltd. ........................................     381,180    2,426,547
   Gammon India, Ltd. ......................................     487,594      359,034
   Gateway Distriparks, Ltd. ...............................     231,605      583,206
   Geodesic, Ltd. ..........................................     373,580      247,140
   Gitanjali Gems, Ltd. ....................................     675,421    3,957,244
  *Glodyne Technoserve, Ltd. ...............................      34,199      121,402
   Godfrey Phillips India, Ltd. ............................         682       39,170
   Graphite India, Ltd. ....................................     519,589      782,354
   Grasim Industries, Ltd. .................................      15,142      781,919
   Great Eastern Shipping Co., Ltd. ........................   1,015,463    4,752,846
  *GTL Infrastructure, Ltd. ................................   3,109,565      451,545
   Gujarat Alkalies & Chemicals, Ltd. ......................     421,803      959,508
   Gujarat Fluorochemicals, Ltd. ...........................     207,859    1,300,890
   Gujarat Narmada Valley Fertilizers Co., Ltd. ............     680,537    1,066,470
   Gujarat NRE Coke, Ltd. ..................................   2,636,030      810,532
   Gujarat State Fertilizers & Chemicals, Ltd. .............     437,216    2,713,580
   Gujarat State Petronet, Ltd. ............................     209,832      265,535
   Gulf Oil Corp., Ltd. ....................................     214,243      342,205
   HBL Power Systems, Ltd. .................................     412,035      124,967
   HCL Infosystems, Ltd. ...................................   1,104,177      737,641
   HEG, Ltd. ...............................................     136,218      503,620
  *HeidelbergCement India, Ltd. ............................     541,608      343,282
  *Hexa Tradex, Ltd. .......................................     321,474      198,256
   Hexaware Technologies, Ltd. .............................   2,847,378    5,798,732
   Hikal, Ltd. .............................................       2,987       16,589
   Hindalco Industries, Ltd. ...............................  15,234,252   32,688,631
   Hinduja Global Solutions, Ltd. ..........................      63,466      408,257
   Hinduja Ventures, Ltd. ..................................      68,545      454,578
  *Hindustan Construction Co., Ltd. ........................   6,741,542    2,108,206

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                               SHARES      VALUE++
                                                             ----------  ------------
INDIA -- (Continued)
  *Hotel Leelaventure, Ltd. ...............................   1,469,803  $    816,110
  *Housing Development & Infrastructure, Ltd. .............   4,919,930     6,980,539
   HSIL, Ltd. .............................................     176,393       406,358
   ICICI Bank, Ltd. .......................................     919,070    15,808,601
  #ICICI Bank, Ltd. Sponsored ADR .........................   3,805,302   131,739,555
   IDBI Bank, Ltd. ........................................   2,831,993     4,470,092
  *Idea Cellular, Ltd. ....................................   6,510,570     9,310,944
   IFCI, Ltd. .............................................   6,602,323     4,172,338
   India Cements, Ltd. ....................................   3,169,856     4,718,250
   India Infoline, Ltd. ...................................   2,687,896     2,473,375
   Indiabulls Financial Services, Ltd. ....................   1,795,884     7,344,383
  *Indiabulls Infrastructure and Power, Ltd. ..............  10,676,958       844,711
   Indiabulls Real Estate, Ltd. ...........................   3,177,847     3,153,616
   Indian Bank ............................................   1,269,647     4,055,384
   Indian Hotels Co., Ltd. ................................   3,698,272     3,929,490
   Indian Overseas Bank ...................................   2,824,834     3,673,801
   Indo Rama Synthetics (India), Ltd. .....................     169,044        66,126
  *IndusInd Bank, Ltd. ....................................   1,030,389     6,185,379
   Infotech Enterprises, Ltd. .............................      21,152        67,107
   Infrastructure Development Finance Co., Ltd. ...........   6,072,777    14,561,991
   ING Vysya Bank, Ltd. ...................................     289,910     1,980,894
   Ingersoll-Rand India, Ltd. .............................      28,609       231,722
   Ipca Laboratories, Ltd. ................................     138,081       984,524
   ISMT, Ltd. .............................................     279,611       117,774
  *IVRCL Assets & Holdings, Ltd. ..........................      46,934        30,651
   IVRCL Infrastructures & Projects, Ltd. .................   4,367,857     3,435,165
   J.B. Chemicals & Pharmaceuticals, Ltd. .................     373,888       459,490
   Jai Corp., Ltd. ........................................     659,451       657,926
   Jaiprakash Associates, Ltd. ............................  15,228,212    19,963,531
  *Jammu & Kashmir Bank, Ltd. .............................     283,687     4,616,022
  *Jaypee Infratech, Ltd. .................................     431,895       418,031
   JBF Industries, Ltd. ...................................     111,055       264,372
  *Jet Airways (India), Ltd. ..............................     358,288     2,272,902
   Jindal Poly Films, Ltd. ................................     203,346       655,308
   Jindal Saw, Ltd. .......................................   2,076,447     4,436,055
  *Jindal South West Holdings, Ltd. .......................         364         3,529
  *Jindal Stainless, Ltd. .................................     769,814       949,810
   JK Cement, Ltd. ........................................      99,663       378,775
   JK Lakshmi Cement, Ltd. ................................     224,695       352,670
   JM Financial, Ltd. .....................................   2,423,462       566,247
   JSW Energy, Ltd. .......................................   4,254,613     3,797,262
  *JSW ISPAT Steel, Ltd. ..................................   4,724,692       867,141
   JSW Steel, Ltd. ........................................   1,467,112    17,629,464
   Jubilant Industries, Ltd. ..............................       1,409         3,450
   Jubilant Organosys, Ltd. ...............................     446,277     1,319,195
  *Jyothy Laboratories, Ltd. ..............................         764         1,697
  *Kakinada Fertilizers, Ltd. .............................   2,082,494       419,756
   Kalpataru Power Transmission, Ltd. .....................     123,781       155,398
  *Kalyani Investment Co., Ltd. ...........................       6,716        43,553
   Karnataka Bank, Ltd. ...................................   1,816,926     3,093,216
   Karur Vysya Bank, Ltd. .................................     294,278     2,202,975
   Karuturi Global, Ltd. ..................................   2,133,835       158,730
   KEC International, Ltd. ................................     212,594       219,305
   Kesoram Industries, Ltd. ...............................     187,382       464,768
  *Kingfisher Airlines, Ltd. ..............................   2,060,576       348,323
   Kirloskar Industries, Ltd. .............................       8,838        47,672
   Kirloskar Oil Engines, Ltd. ............................     325,726       884,272
   KSB Pumps, Ltd. ........................................       7,582        28,200
  *KSK Energy Ventures, Ltd. ..............................      10,787        10,986
   Lakshmi Machine Works, Ltd. ............................       4,481       124,815
   Lakshmi Vilas Bank, Ltd. ...............................     384,784       489,040

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                SHARES      VALUE++
                                                             -----------  ------------
INDIA -- (Continued)
  *Landmark Property Development Co., Ltd. ................      201,134  $      6,503
   LIC Housing Finance, Ltd. ..............................      776,531     3,656,418
   Madhucon Projects, Ltd. ................................       46,284        28,725
   Madras Cements, Ltd. ...................................      493,400     1,466,286
  *Mahanagar Telephone Nigam, Ltd. ........................    2,207,072     1,203,604
 #*Mahanagar Telephone Nigam, Ltd. ADR ....................      100,249       109,271
  *Maharashtra Scooters, Ltd. .............................        4,450        27,275
   Maharashtra Seamless, Ltd. .............................      193,635     1,150,272
   Mahindra & Mahindra Financial Services, Ltd. ...........       17,823       226,482
   Mahindra Lifespace Developers, Ltd. ....................      137,273       797,049
   Manaksia, Ltd. .........................................      131,448        97,794
   Maruti Suzuki India, Ltd. ..............................      131,562     2,680,307
  *MAX India, Ltd. ........................................       41,221       129,589
   McLeod Russel (India), Ltd. ............................      707,622     4,083,951
  *Mercator Lines, Ltd. ...................................    2,620,115       885,551
  *Merck, Ltd. ............................................       26,735       289,453
   MindTree, Ltd. .........................................       26,874       305,889
   Monnet Ispat, Ltd. .....................................      183,497     1,004,487
   Mphasis, Ltd. ..........................................       37,279       263,022
   MRF, Ltd. ..............................................       17,453     3,002,334
   Mukand, Ltd. ...........................................      153,744        73,690
   Nagarjuna Construction Co., Ltd. .......................    2,921,412     1,949,830
  *Nagarjuna Oil Refinery, Ltd. ...........................    1,893,177       208,683
   Nahar Capital & Financial Services, Ltd. ...............       18,244        15,571
   National Aluminium Co., Ltd. ...........................    1,198,185     1,146,264
   Nava Bharat Ventures, Ltd. .............................       27,806        96,824
   NIIT Technologies, Ltd. ................................      436,637     2,284,644
   NIIT, Ltd. .............................................    1,253,731       831,432
   Noida Toll Bridge Co., Ltd. ............................      573,835       251,853
   OCL India, Ltd. ........................................       77,632       138,852
  *OMAXE, Ltd. ............................................      695,491     1,917,084
   Orbit Corp., Ltd. ......................................      431,838       350,538
   Orchid Chemicals & Pharmaceuticals, Ltd. ...............      572,679     1,120,846
   Orient Paper & Industries, Ltd. ........................      369,283       432,188
   Oriental Bank of Commerce ..............................      975,054     4,209,976
  *Oswal Chemical & Fertilizers, Ltd. .....................      490,659       303,033
   Panacea Biotec, Ltd. ...................................       49,524        63,839
  *Parsvnath Developers, Ltd. .............................    1,662,316     1,156,874
   Peninsula Land, Ltd. ...................................      235,840       155,657
   Petronet LNG, Ltd. .....................................    2,350,898     6,175,129
   Piramal Healthcare, Ltd. ...............................      644,623     5,983,735
   Plethico Pharmaceuticals, Ltd. .........................      201,473     1,216,423
   Polaris Financial Technology, Ltd. .....................      641,382     1,280,002
   Polyplex Corp., Ltd. ...................................       22,174        62,959
   Power Finance Corp., Ltd. ..............................       16,793        52,164
   Prism Cement, Ltd. .....................................      485,261       446,013
   PTC (India), Ltd. ......................................    2,996,969     3,039,788
   Punj Lloyd, Ltd. .......................................    3,167,108     2,892,116
   Punjab & Sind Bank .....................................      116,252       131,688
   Rain Commodities, Ltd. .................................    1,359,649       829,877
   Rajesh Exports, Ltd. ...................................      363,078       840,331
   Raymond, Ltd. ..........................................      363,971     2,249,415
   REI Agro, Ltd. .........................................    4,060,276       759,169
   REI Six Ten Retail, Ltd. ...............................      406,142        30,045
   Reliance Capital, Ltd. .................................    1,825,086    10,882,773
   Reliance Communications, Ltd. ..........................    7,699,434     7,735,555
   Reliance Industries, Ltd. ..............................   18,195,141   241,718,068
   Reliance Industries, Ltd. Sponsored GDR ................      107,000     2,826,940
  *Reliance Power, Ltd. ...................................    7,434,719    12,118,183
   Rolta (India), Ltd. ....................................    1,684,318     2,055,213
   Ruchi Soya Industries, Ltd. ............................    1,722,168     2,617,858

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                SHARES      VALUE++
                                                             -----------  -----------
INDIA -- (Continued)
   Rural Electrification Corp., Ltd. .......................   2,768,400  $ 9,308,258
   S. Kumars Nationwide, Ltd. ..............................   2,493,925    1,174,754
  *SEAMEC, Ltd. ............................................      37,241       55,236
   Sesa Goa, Ltd. ..........................................   5,399,806   18,426,235
   Shipping Corp. of India, Ltd. ...........................   1,918,199    1,865,374
   Shiv-Vani Oil & Gas Exploration Services, Ltd. ..........      93,090      247,992
   Shree Renuka Sugars, Ltd. ...............................   6,765,098    3,748,110
   Simplex Infrastructures, Ltd. ...........................       2,212        8,173
   Sintex Industries, Ltd. .................................   2,932,497    3,151,256
   SKF (India), Ltd. .......................................       8,219       90,070
   Sobha Developers, Ltd. ..................................     489,167    3,057,370
   South Indian Bank, Ltd. .................................   9,724,062    4,044,897
   SREI Infrastructure Finance, Ltd. .......................   1,470,670      566,876
   SRF, Ltd. ...............................................     266,306      967,032
   State Bank of Bikaner & Jaipur ..........................      15,332       97,667
   State Bank of India .....................................   2,006,127   72,027,970
   State Bank of India Sponsored GDR .......................       5,732      441,732
   Steel Authority of India, Ltd. ..........................   6,551,957   10,047,168
  *Sterling Biotech, Ltd. ..................................     959,344      120,298
   Sterlite Industries (India), Ltd. .......................   5,746,256   11,016,750
  #Sterlite Industries (India), Ltd. ADR ...................   2,573,639   19,765,548
   Sterlite Technologies, Ltd. .............................   1,696,400      992,260
   Strides Arcolab, Ltd. ...................................     228,102    2,921,424
   Styrolution ABS India, Ltd. .............................      28,114      325,364
   Sundaram Finance, Ltd. ..................................       5,730       76,066
   Sundram Fastners, Ltd. ..................................      55,097       47,578
  *Suzlon Energy, Ltd. .....................................  14,019,450    4,607,287
  *Syndicate Bank ..........................................   2,298,219    4,030,438
   Tamilnadu Newsprint & Papers, Ltd. ......................      58,711      121,027
   Tanla Solutions, Ltd. ...................................      87,874        9,549
   Tata Chemicals, Ltd. ....................................   1,091,283    5,982,056
   Tata Communications, Ltd. ...............................   1,053,665    4,667,501
  *Tata Investment Corp., Ltd. .............................      41,146      324,876
   Tata Steel, Ltd. ........................................   5,358,263   39,756,339
   Tata Tea, Ltd. ..........................................   4,929,114   11,274,622
   TCI Developers, Ltd. ....................................       2,437        5,610
  *Teledata Marine Solutions, Ltd. .........................     267,258        1,442
   Time Technoplast, Ltd. ..................................     498,379      398,918
   Titagarh Wagons, Ltd. ...................................     106,381      601,139
   Transport Corp of India, Ltd. ...........................      67,047       77,715
   Trent, Ltd. .............................................      15,617      285,325
   Triveni Turbine, Ltd. ...................................     240,000      194,381
   Tube Investments of India, Ltd. .........................     609,308    1,791,838
   Tulip IT Services, Ltd. .................................     567,803    1,024,348
   UCO Bank ................................................   2,836,237    3,536,484
   Uflex, Ltd. .............................................     451,319      850,752
   Unichem Laboratories, Ltd. ..............................     199,000      533,646
   Union Bank of India, Ltd. ...............................     797,003    2,412,444
  *Unitech, Ltd. ...........................................  25,504,208    9,971,121
   United Phosphorus, Ltd. .................................   2,522,441    5,409,189
   United Spirits, Ltd. ....................................      41,486      604,925
   Usha Martin, Ltd. .......................................   1,592,468      762,251
  *Vardhman Special Steels, Ltd. ...........................      19,609       11,635
   Vardhman Textiles, Ltd. .................................     102,386      433,468
   Varun Shipping Co., Ltd. ................................       9,527        2,628
   Videocon Industries, Ltd. ...............................   1,005,750    3,087,378
   Vijaya Bank, Ltd. .......................................   2,079,121    1,994,350
   Voltamp Transformers, Ltd. ..............................         724        6,229
  *Welspun Corp., Ltd. .....................................   1,812,867    3,302,885
  *Wockhardt, Ltd. .........................................      27,242      479,849
   Zee Entertainment Enterprises, Ltd. .....................   1,665,599    5,036,028

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                  SHARES         VALUE++
                                                               -------------  --------------
INDIA -- (Continued)
  *Zee Learn, Ltd. ..........................................        259,820  $      126,960
  *Zensar Technologies, Ltd. ................................          6,739          32,478
  *Zuari Holdings, Ltd. .....................................        128,304         771,231
   Zuari Industries, Ltd. ...................................        127,212         311,052
   Zylog Systems, Ltd. ......................................        127,706         681,415
                                                                              --------------
TOTAL INDIA .................................................                  1,198,447,533
                                                                              --------------
INDONESIA -- (3.2%)
   PT Adaro Energy Tbk ......................................     34,538,500       5,293,604
   PT Adhi Karya Persero Tbk ................................     12,322,617       1,179,486
  *PT Agis Tbk ..............................................     59,762,000       1,988,230
   PT Agung Podomoro Land Tbk ...............................      2,461,500          89,135
   PT AKR Corporindo Tbk ....................................     11,327,400       4,338,762
   PT Aneka Tambang Persero Tbk .............................     63,590,500       8,570,458
   PT Asahimas Flat Glass Tbk ...............................      5,277,000       3,218,168
   PT Astra Graphia Tbk .....................................      4,213,000         583,624
  *PT Bakrie & Brothers Tbk .................................  1,056,525,750       5,563,293
   PT Bakrie Sumatera Plantations Tbk .......................    182,168,500       3,248,813
  *PT Bakrie Telecom Tbk ....................................    288,731,000       5,189,463
  *PT Bakrieland Development Tbk ............................    660,641,020       4,228,624
   PT Bank Bukopin Tbk ......................................     59,626,833       3,946,926
   PT Bank Danamon Indonesia Tbk ............................     34,396,054      21,944,461
   PT Bank Mandiri Persero Tbk ..............................     59,143,431      51,480,844
   PT Bank Negara Indonesia Persero Tbk .....................    115,821,441      48,412,783
  *PT Bank Pan Indonesia Tbk ................................    150,362,201      11,377,807
  *PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk .....      3,315,500         327,366
  *PT Bank Permata Tbk ......................................        304,000          45,446
   PT Bank Tabungan Negara Persero Tbk ......................     36,249,362       5,214,554
  *PT Barito Pacific Tbk ....................................     15,126,000         827,555
  *PT Benakat Petroleum Energy Tbk ..........................      2,249,500          47,160
  *PT Berlian Laju Tanker Tbk ...............................    128,161,466       2,653,951
   PT Bhakti Investama Tbk ..................................    264,402,700      11,240,250
   PT Bisi International Tbk ................................      4,718,500         585,814
   PT Budi Acid Jaya Tbk ....................................     15,362,000         269,330
  *PT Bumi Resources Minerals Tbk ...........................        541,000          28,138
   PT Bumi Resources Tbk ....................................    254,311,500      27,765,398
  *PT Bumi Serpong Damai Tbk ................................      2,602,500         313,973
  *PT Central Proteinaprima Tbk .............................    178,071,500         658,479
   PT Charoen Pokphand Indonesia Tbk ........................     72,592,830      24,350,430
   PT Ciputra Development Tbk ...............................    100,486,000       6,855,073
  *PT Ciputra Property Tbk ..................................        904,500          59,973
   PT Ciputra Surya Tbk .....................................     16,452,000       3,347,723
   PT Clipan Finance Indonesia Tbk ..........................      2,995,500         133,836
  *PT Darma Henwa Tbk .......................................    246,575,442       1,296,722
  *PT Davomas Adabi Tbk .....................................    138,239,500         730,267
   PT Elnusa Tbk ............................................     27,207,500         490,515
  *PT Energi Mega Persada Tbk ...............................    568,704,378       7,145,575
   PT Ever Shine Textile Tbk ................................     19,342,215         326,968
   PT Gajah Tunggal Tbk .....................................     24,365,000       5,958,560
  *PT Global Mediacom Tbk ...................................     96,486,000      17,776,864
  *PT Gozco Plantations Tbk .................................     29,617,900         762,710
  *PT Great River International Tbk .........................      1,788,000              --
   PT Gudang Garam Tbk ......................................      5,935,000      35,163,566
  *PT Hero Supermarket Tbk ..................................        350,000         121,826
   PT Holcim Indonesia Tbk ..................................     14,197,000       3,923,866
  *PT Indah Kiat Pulp & Paper Corp. Tbk .....................     32,693,500       4,237,044
   PT Indika Energy Tbk .....................................     29,492,000       5,319,629
   PT Indofood Sukses Makmur Tbk ............................     56,391,500      32,043,789
   PT Indorama Synthetics Tbk ...............................         41,500           7,225
  *PT Intiland Development Tbk ..............................     30,506,500       1,086,197
   PT Japfa Comfeed Indonesia Tbk ...........................      5,270,750       2,408,988

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                  SHARES       VALUE++
                                                               ------------  ------------
INDONESIA -- (Continued)
   PT Jaya Real Property Tbk ................................    25,528,000  $  7,147,301
  *PT Kawasan Industri Jababeka Tbk .........................   294,868,000     5,662,014
   PT Lautan Luas Tbk .......................................     2,102,000       179,156
   PT Lippo Karawaci Tbk ....................................   268,520,437    25,174,605
   PT Matahari Putra Prima Tbk ..............................    35,459,900     3,804,394
   PT Mayorah Indah Tbk .....................................     8,314,572    19,611,517
   PT Medco Energi Internasional Tbk ........................    26,880,000     4,894,382
   PT Media Nusantara Citra Tbk .............................    20,122,594     5,028,498
   PT Mitra Adiperkasa Tbk ..................................     2,322,500     1,758,796
  *PT Mitra International Resources Tbk .....................    38,631,660       285,707
   PT Pabrik Kertas Tjiwi Kimia Tbk .........................       246,000        69,633
   PT Pan Brothers Tbk ......................................        87,500         4,472
  *PT Panasia Indosyntec Tbk ................................       403,200         4,601
  *PT Panin Financial Tbk ...................................   247,955,500     3,622,159
   PT Panin Insurance Tbk ...................................    30,688,500     1,610,051
   PT Pembangunan Perumahan Persero Tbk .....................    15,802,500     1,000,246
  *PT Perusahaan Perkebunan London Sumatra Indonesia Tbk ....    24,748,384     7,166,154
  *PT Polychem Indonesia Tbk ................................    16,770,500       653,678
   PT Ramayana Lestari Sentosa Tbk ..........................    23,360,500     3,092,625
   PT Sampoerna Agro Tbk ....................................    10,291,941     3,247,358
   PT Samudera Indonesia Tbk ................................       415,500       167,035
   PT Selamat Sempurna Tbk ..................................    15,215,500     3,205,801
  *PT Sentul City Tbk .......................................   248,466,500     5,736,024
   PT Sinar Mas Agro Resources & Technology Tbk .............     7,808,900     5,306,729
  *PT Sinar Mas Multiartha Tbk ..............................         2,000           871
   PT Summarecon Agung Tbk ..................................    38,773,857     6,610,596
  *PT Sunson Textile Manufacturer Tbk .......................     6,012,000       116,081
  *PT Surya Dumai Industri Tbk ..............................     5,145,000            --
   PT Surya Toto Indonesia Tbk ..............................        46,400       274,527
  *PT Suryainti Permata Tbk .................................    17,378,000       163,406
  *PT Tiga Pilar Sejahtera Food Tbk .........................    20,797,222     1,576,720
   PT Timah Persero Tbk .....................................    33,826,400     4,722,522
   PT Total Bangun Persada TbK ..............................       379,000        21,115
   PT Trias Sentosa Tbk .....................................       336,500        12,384
   PT Trimegah Securities Tbk ...............................    34,298,000       450,532
  *PT Truba Alam Manunggal Engineering Tbk ..................   129,244,500       314,065
   PT Tunas Baru Lampung Tbk ................................    16,195,000       918,342
   PT Tunas Ridean Tbk ......................................    42,848,500     3,610,091
  *PT Ultrajaya Milk Industry & Trading Co. Tbk .............    13,717,500     1,670,190
   PT Unggul Indah Cahaya Tbk ...............................       371,435        78,094
   PT Vale Indonesia Tbk ....................................    41,280,500    10,520,206
   PT Wijaya Karya Persero Tbk ..............................    31,604,002     3,320,111
                                                                             ------------
TOTAL INDONESIA .............................................                 526,992,030
                                                                             ------------
ISRAEL -- (0.0%)
   Delta-Galil Industries, Ltd. .............................            --             4
  *Electra Real Estate, Ltd. ................................            --            --
  *Elron Electronic Industries, Ltd. ........................             1             2
  *Feuchtwanger Investments, Ltd. ...........................        10,500            32
  *Formula Systems (1985), Ltd. .............................            --            --
  *Formula Vision Technologies, Ltd. ........................            --            --
  *Israel Steel Mills, Ltd. .................................        97,000           950
  *Kardan Israel, Ltd. ......................................            --            --
  *Knafaim Holdings, Ltd. ...................................        69,033       202,420
  *Koor Industries, Ltd. ....................................             1             6
  *Liberty Properties, Ltd. .................................         2,533        19,431
  *Mivtach Shamir Holdings, Ltd. ............................        36,246       585,450
  *Naphtha Israel Petroleum Corp., Ltd. .....................            --             1
                                                                             ------------
TOTAL ISRAEL ................................................                     808,296
                                                                             ------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                SHARES      VALUE++
                                                              ----------  -----------
MALAYSIA -- (3.4%)
 *Adventa Berhad ...........................................      62,000  $    37,806
  Aeon Co. (M) Berhad ......................................      15,700       48,561
  Affin Holdings Berhad ....................................   9,611,900   11,177,947
  AirAsia Berhad ...........................................   4,357,600    5,196,933
 *Alam Maritim Resources Berhad ............................   4,010,300      657,831
  Alliance Financial Group Berhad ..........................  15,345,200   20,773,854
  Amcorp Properties Berhad .................................     335,567       53,324
  AMMB Holdings Berhad .....................................  22,020,362   45,044,697
  Ann Joo Resources Berhad .................................   2,857,200    1,493,288
  APM Automotive Holdings Berhad ...........................   1,236,300    1,975,131
  Apollo Food Holdings Berhad ..............................      78,600       79,315
  Asas Dunia Berhad ........................................     252,800      125,314
 *AYS Ventures Berhad ......................................       7,954        1,271
  Bandar Raya Developments Berhad ..........................   4,189,300    3,594,966
  Batu Kawan Berhad ........................................   2,242,250   13,366,582
  Berjaya Assets Berhad ....................................     171,900       49,631
  Berjaya Corp. Berhad .....................................  31,612,180    7,354,143
 *Berjaya Land Berhad ......................................  13,220,000    3,543,136
  BIMB Holdings Berhad .....................................   4,700,400    4,562,938
 *BLD Plantation Berhad ....................................       6,600       17,830
  Bolton Berhad ............................................   1,352,400      351,866
 *Boustead Heavy Industries Corp. Berhad ...................      26,300       23,018
  Boustead Holdings Berhad .................................   6,498,698   11,402,979
  Cahya Mata Sarawak Berhad ................................   1,927,600    1,812,340
  CB Industrial Product Holding Berhad .....................     431,200      362,365
  Chemical Co. of Malaysia Berhad ..........................     311,000      139,004
  Chin Teck Plantations Berhad .............................     304,700      879,368
  Coastal Contracts Berhad .................................   2,547,400    1,530,404
  CSC Steel Holdings Berhad ................................   2,469,800      944,971
  Cycle & Carriage Bintang Berhad ..........................     241,300      232,822
 *Datuk Keramik Holdings Berhad ............................     127,000           --
  Dijaya Corp. Berhad ......................................     882,800      327,015
  DRB-Hicom Berhad .........................................  12,439,500   10,199,733
  Eastern & Oriental Berhad ................................  12,825,215    6,243,639
 *ECM Libra Financial Group Berhad .........................   7,346,426    2,044,412
  Evergreen Fibreboard Berhad ..............................   3,603,526    1,000,059
 *Faber Group Berhad .......................................   2,635,600    1,211,581
  Far East Holdings Berhad .................................     403,800      966,505
 *Fountain View Development Berhad .........................   2,573,200           --
  Gamuda Berhad ............................................   1,852,500    2,070,534
  Genting (Malaysia) Berhad ................................   9,305,000    9,977,046
  Genting Plantations Berhad ...............................     400,300    1,205,445
  Globetronics Technology Berhad ...........................     429,500      198,575
  Glomac Berhad ............................................   4,390,500    1,190,290
  Goldis Berhad ............................................   3,042,225    1,990,138
 *Green Packet Berhad ......................................   1,037,400      158,796
  GuocoLand (Malaysia) Berhad ..............................   1,321,700      353,780
  Hap Seng Consolidated Berhad .............................  12,821,600    7,062,857
  Hap Seng Plantations Holdings Berhad .....................   3,621,600    3,621,938
 *Hiap Teck Venture Berhad .................................     183,300       32,354
 *Ho Wah Genting Berhad ....................................   2,210,200      270,195
  Hong Leong Financial Group Berhad ........................   2,103,151    8,340,325
  Hong Leong Industries Berhad .............................   1,225,800    1,537,413
 *Hubline Berhad ...........................................   4,627,900      103,893
  Hunza Properties Berhad ..................................   1,033,300      488,097
  Hwang-DBS (Malaysia) Berhad ..............................     925,100      737,410
  IGB Corp. Berhad .........................................  14,657,490   12,818,792
  IJM Corp. Berhad .........................................  19,815,680   32,685,352
  IJM Land Berhad ..........................................   5,105,900    4,075,614
  IJM Plantations Berhad ...................................     514,200      591,557
 *Inch Kenneth Kajang Rubber Berhad ........................      70,900       13,225

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                 SHARES      VALUE++
                                                               ----------  -----------
MALAYSIA -- (Continued)
 *Insas Berhad ..............................................   5,034,048  $   674,257
 *Integrax Berhad ...........................................     936,300      429,717
 *Iris Corp. Berhad .........................................   4,420,400      238,984
 *Jaks Resources Berhad .....................................   6,197,900      918,618
  Jaya Tiasa Holdings Berhad ................................   1,315,112    3,550,028
  K & N Kenanga Holdings Berhad .............................   3,187,800      663,933
 *Karambunai Corp. Berhad ...................................  19,239,800      794,755
  Keck Seng (Malaysia) Berhad ...............................   2,515,500    3,286,714
  Kian Joo Can Factory Berhad ...............................   4,355,280    3,607,164
 *KIG Glass Industrial Berhad ...............................     260,000        2,492
  Kim Loong Resources Berhad ................................     480,000      403,982
  Kinsteel Berhad ...........................................   8,233,300    1,087,564
  KLCC Property Holdings Berhad .............................   6,568,600   10,671,006
 *KNM Group Berhad ..........................................  14,497,525    2,903,123
 *Knusford Berhad ...........................................      73,800       44,874
  KrisAssets Holdings Berhad ................................     250,377      677,611
  KSL Holdings Berhad .......................................     842,066      373,005
 *KUB (Malaysia) Berhad .....................................   6,366,600    1,063,449
  Kulim (Malaysia) Berhad ...................................   9,703,300   16,001,050
  Kumpulan Fima Berhad ......................................   2,178,600    1,609,272
  Kumpulan Perangsang Selangor Berhad .......................   1,741,700      555,377
  Kwantas Corp. Berhad ......................................     288,400      193,128
 *Land & General Berhad .....................................   2,695,300      394,082
 *Landmarks Berhad ..........................................   4,118,808    1,326,443
  Latexx Partners Berhad ....................................   1,188,900      666,194
 *LBS Bina Group Berhad .....................................     106,400       28,821
  Lingui Development Berhad .................................   1,356,814      662,503
 *Lion Corp. Berhad .........................................   1,371,081      137,476
  Lion Diversified Holdings Berhad ..........................   4,064,800      400,607
  Lion Forest Industries Berhad .............................      93,600       42,571
  Lion Industries Corp. Berhad ..............................   7,646,681    2,727,028
  Mah Sing Group Berhad .....................................   2,456,900    1,745,486
  Malayan Flour Mills Berhad ................................   1,144,350      549,691
  Malaysia Airports Holdings Berhad .........................     927,200    1,646,792
 *Malaysian Airlines System Berhad ..........................   3,145,800    1,065,290
  Malaysian Bulk Carriers Berhad ............................   3,582,625    1,838,782
  Malaysian Pacific Industries Berhad .......................     925,275      829,296
  Malaysian Resources Corp. Berhad ..........................   4,623,200    2,658,233
  MBM Resources Berhad ......................................   2,263,203    2,799,607
  Media Prima Berhad ........................................     551,000      422,363
  Mega First Corp. Berhad ...................................   1,154,600      624,514
 *Metroplex Berhad ..........................................     817,000           --
  MISC Berhad ...............................................   4,777,304    6,880,586
 *MK Land Holdings Berhad ...................................   9,637,500    1,271,806
  MKH Berhad ................................................   1,186,259      926,808
  MMC Corp. Berhad ..........................................  13,146,080   10,046,177
  MNRB Holdings Berhad ......................................   1,250,800    1,196,333
  Mudajaya Group Berhad .....................................   3,121,400    2,492,646
  Muhibbah Engineering Berhad ...............................   5,049,200    1,486,782
 *Mulpha International Berhad ...............................  31,821,100    4,305,900
  MWE Holdings Berhad .......................................     290,400      147,126
  Naim Holdings Berhad ......................................   1,901,800    1,071,680
  NCB Holdings Berhad .......................................   2,451,500    3,430,963
  Negri Sembilan Oil Palms Berhad ...........................     167,600      324,561
  Oriental Holdings Berhad ..................................   3,717,279    8,930,962
  Oriental Interest Berhad ..................................     139,100       59,560
  OSK Holdings Berhad .......................................   7,069,371    3,243,826
 *OSK Ventures International Berhad .........................     362,297       46,017
  P.I.E. Industrial Berhad ..................................     323,600      445,615
  Pacific & Orient Berhad ...................................     283,730      104,760
  Panasonic Manufacturing (Malaysia) Berhad .................     383,380    2,864,861

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                  SHARES      VALUE++
                                                                ----------  -----------
MALAYSIA -- (Continued)
 *Paracorp Berhad ............................................     252,000  $       805
  Paramount Corp. Berhad .....................................   1,032,300      529,938
  PBA Holdings Berhad ........................................   1,502,500      440,708
  Pelikan International Corp. Berhad .........................   4,130,320    1,039,009
 *Perdana Petroleum Berhad ...................................   2,562,900      557,392
 *Perisai Petroleum Teknologi Berhad .........................     824,300      234,659
 *Permaju Industries Berhad ..................................     778,900      121,841
  Perusahaan Sadur Timah Malaysia (Perstima) Berhad ..........       6,800        7,166
 *Perwaja Holdings Berhad ....................................      21,900        4,542
  Pharmaniaga Berhad .........................................      92,667      280,710
  PJ Development Holdings Berhad .............................   3,130,600      809,596
 *POS (Malaysia) Berhad ......................................   3,638,617    3,372,534
  PPB Group Berhad ...........................................   7,319,666   35,506,653
  Press Metal Berhad .........................................   2,688,881    1,541,727
 *Prime Utilities Berhad .....................................      39,000        1,122
  Protasco Berhad ............................................     282,200       81,501
  QSR Brands Berhad ..........................................      56,800      118,015
  RCE Capital Berhad .........................................   3,627,000      549,252
  RHB Capital Berhad .........................................   9,727,332   22,843,453
  Salcon Berhad ..............................................     416,700       65,052
  Sarawak Oil Palms Berhad ...................................     596,220    1,310,536
  Sarawak Plantation Berhad ..................................      60,600       55,095
  Scientex Berhad ............................................     952,148      727,318
 *Scomi Group Berhad .........................................  16,408,400    1,124,279
 *Scomi Marine Berhad ........................................      15,700        2,679
  Selangor Dredging Berhad ...................................   1,312,700      328,532
  Selangor Properties Berhad .................................      59,800       64,227
  Shangri-La Hotels (Malaysia) Berhad ........................     757,000      839,447
  Shell Refining Co. Federation of Malaysia Berhad ...........     238,600      697,892
  SHL Consolidated Berhad ....................................   1,008,700      408,285
 *Sino Hua-An International Berhad ...........................   3,861,100      228,338
  Subur Tiasa Holdings Berhad ................................     507,130      394,789
 *Sunway Berhad ..............................................   8,362,945    6,023,580
  Supermax Corp. Berhad ......................................   6,526,800    4,552,095
  Suria Capital Holdings Berhad ..............................     694,100      344,603
  Ta Ann Holdings Berhad .....................................     509,422      760,807
  TA Enterprise Berhad .......................................  18,041,000    3,078,589
  TA Global Berhad ...........................................   9,752,180      870,914
  TAHPS Group Berhad .........................................      27,000       43,217
  Tan Chong Motor Holdings Berhad ............................   4,699,300    6,657,883
  TDM Berhad .................................................   1,942,600    2,770,071
 *Tebrau Teguh Berhad ........................................  10,261,566    2,487,580
 *TH Heavy Engineering Berhad ................................   6,144,900      897,514
  TH Plantations Berhad ......................................      39,200       31,565
 *Time Dotcom Berhad .........................................   5,353,780    5,928,187
  Tiong Nam Transport Holdings Berhad ........................      67,200       27,662
  Tradewinds (Malaysia) Berhad ...............................   1,948,000    5,222,196
  Tradewinds Corp. Berhad ....................................   5,394,700    1,359,809
  Tradewinds Plantation Berhad ...............................     396,000      606,786
 *Trinity Corp. Berhad .......................................  15,950,050      279,880
  TSH Resources Berhad .......................................     852,800      707,468
 *UEM Land Holdings Berhad ...................................   1,918,445    1,213,828
  UMW Holdings Berhad ........................................   1,894,186    5,712,519
  Unico-Desa Plantations Berhad ..............................   4,258,528    1,699,565
  Unisem (Malaysia) Berhad ...................................   8,091,800    3,317,461
  United Malacca Berhad ......................................     937,800    2,274,942
  United Plantations Berhad ..................................     603,200    5,002,739
  VS Industry Berhad .........................................   1,337,193      676,038
  Wah Seong Corp. Berhad .....................................   3,517,011    2,099,713
  WCT Berhad .................................................   6,354,300    5,118,655
  Wing Tai (Malaysia) Berhad .................................   1,868,800    1,079,513

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                SHARES       VALUE++
                                                                              ----------   -----------
MALAYSIA -- (Continued)
   WTK Holdings Berhad .....................................................   4,734,450  $  1,807,431
   Yeo Hiap Seng (Malaysia) Berhad .........................................     354,220       386,550
   YNH Property Berhad .....................................................   5,291,959     3,176,810
   YTL Corp. Berhad ........................................................  60,382,883    35,751,112
  *YTL Land & Development Berhad ...........................................   1,669,200       599,705
  *Zelan Berhad ............................................................   5,049,100       604,383
                                                                                          ------------
TOTAL MALAYSIA .............................................................               555,401,518
                                                                                          ------------
MEXICO -- (6.4%)
  #Alfa S.A.B. de C.V. Series A ............................................   5,139,702    82,140,156
  *Alsea S.A.B. de C.V. ....................................................   2,404,030     3,313,597
   Arca Continental S.A.B. de C.V. .........................................   4,696,529    29,506,711
 #*Axtel S.A.B. de C.V. ....................................................   8,940,907     1,364,819
  #Bolsa Mexicana de Valores S.A. de C.V. ..................................   3,264,525     6,210,662
 #*Cemex S.A.B. de C.V. Sponsored ADR ......................................  16,022,635   111,517,541
  #Cia Minera Autlan S.A.B. de C.V. Series B ...............................   1,078,920     1,200,738
  *Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR ............................     185,767    20,655,433
 #*Consorcio ARA S.A.B. de C.V. Series * ...................................  11,814,074     3,153,736
  #Controladora Comercial Mexicana S.A.B. de C.V. Series B .................   4,941,405    11,295,914
   Corp Actinver S.A.B. de C.V. ............................................       3,700         3,019
  *Corporacion GEO S.A.B. de C.V. Series B .................................   9,461,653     9,946,528
  *Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B .......   1,561,186       774,811
 #*Desarrolladora Homex S.A.B. de C.V. .....................................   3,619,653     7,158,467
 #*Desarrolladora Homex S.A.B. de C.V. ADR .................................     115,455     1,369,296
  *Dine S.A.B. de C.V. .....................................................   1,028,367       325,557
   El Puerto de Liverpool S.A.B. de C.V. Series 1 ..........................      19,600       163,597
   El Puerto de Liverpool S.A.B. de C.V. Series C-1 ........................     235,493     1,859,011
  *Empaques Ponderosa S.A. de C.V. Series B ................................      90,000         6,091
  *Empresas ICA S.A.B. de C.V. .............................................   6,703,623    11,241,177
 #*Empresas ICA S.A.B. de C.V. Sponsored ADR ...............................   1,118,155     7,480,457
  *Financiera Independencia S.A.B. de C.V. .................................      14,576         5,119
  #Fomento Economico Mexicano S.A.B. de C.V. ...............................   2,311,921    19,731,777
   Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR .................   2,490,634   212,749,956
  *Gruma S.A.B. de C.V. ADR ................................................      15,222       159,070
 #*Gruma S.A.B. de C.V. Series B ...........................................   3,607,804     9,443,746
  #Grupo Aeroportuario del Centro Norte S.A.B. de C.V. .....................     865,088     1,821,443
  #Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR .................      46,146       775,253
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR .....................     636,889    25,067,951
  *Grupo Aeroportuario del Pacifico S.A.B. de C.V. Series B ................   1,268,733     4,980,100
  #Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR ......................     271,607    24,202,900
  #Grupo Aeroportuario del Sureste S.A.B. de C.V. Series B .................   1,203,482    10,768,306
   Grupo Bimbo S.A.B. de C.V. Series A. ....................................     187,300       466,190
   Grupo Carso S.A.B. de C.V. Series A-1 ...................................  10,574,593    36,569,954
  *Grupo Cementos de Chihuahua S.A.B. de C.V. ..............................   2,799,892     8,842,762
   Grupo Comercial Chedraui S.A. de C.V. ...................................   1,382,379     3,635,131
 #*Grupo Famsa S.A.B. de C.V. Series A .....................................   2,915,838     3,440,200
   Grupo Financiero Banorte S.A.B. de C.V. Series O ........................  22,310,546   119,785,915
   Grupo Financiero Inbursa S.A.B. de C.V. Series O ........................  16,767,514    44,130,014
   Grupo Gigante S.A.B. de C.V. Series* ....................................     471,076       885,581
  *Grupo Industrial Maseca S.A.B. de C.V. Series B .........................   2,724,300     3,124,080
   Grupo Industrial Saltillo S.A.B. de C.V. ................................   1,332,369     1,527,388
   Grupo Kuo S.A.B. de C.V. Series B .......................................   2,056,267     4,086,712
   Grupo Mexico S.A.B. de C.V. Series B ....................................  26,180,390    73,628,348
  *Grupo Posadas S.A.B. de C.V. Series L ...................................     356,000       420,823
  *Grupo Qumma S.A. de C.V. Series B .......................................       5,301            72
  *Grupo Simec S.A. de C.V. Series B .......................................   1,702,637     5,525,872
 #*Grupo Simec S.A. de C.V. Sponsored ADR ..................................      19,072       186,906
  #Industrias Bachoco S.A.B. de C.V. Series B ..............................     923,550     1,760,499
   Industrias Bachoco S.A.B. de C.V. Sponsored ADR .........................         306         7,038
  *Industrias CH S.A.B. de C.V. Series B ...................................   3,336,823    16,718,616
  *Inmuebles Carso S.A.B. de C.V. Series B-1 ...............................  10,258,893     7,830,038

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                SHARES       VALUE++
                                                              -----------  --------------
MEXICO -- (Continued)
    Medica Sur S.A.B. de C.V. Series B .....................        1,000  $        1,869
   *Megacable Holdings S.A.B. de C.V. ......................       84,894         182,575
   *Minera Frisco S.A.B. de C.V. Series A-1 ................    9,710,639      38,423,418
   *OHL Mexico S.A.B. de C.V. ..............................    1,763,432       2,678,597
  #*Organizacion Soriana S.A.B. de C.V. Series B ...........   14,981,589      44,837,180
    Qualitas Cia de Seguros S.A. de C.V. ...................    2,054,000       2,339,971
  #*Sare Holding S.A.B. de C.V. ............................    1,159,700         105,518
   *Savia S.A. de C.V. Series A ............................    3,457,285         207,980
    TV Azteca S.A.B. de C.V. ...............................    1,778,536       1,180,921
   *Urbi Desarrollos Urbanos S.A.B. de C.V. ................    9,102,158       5,379,777
   *Vitro S.A.B. de C.V. Series A ..........................    1,546,127       1,861,375
                                                                           --------------
TOTAL MEXICO ...............................................                1,050,164,259
                                                                           --------------
PHILIPPINES -- (1.1%)
   A. Soriano Corp. ........................................   20,195,000       2,266,442
   Alliance Global Group, Inc. .............................   32,677,906       9,100,590
   Alsons Consolidated Resources, Inc. .....................   17,757,000         603,975
  *Atlas Consolidated Mining & Development Corp. ...........      815,800         339,657
   Ayala Corp. Series A ....................................       97,030       1,008,126
   BDO Unibank, Inc. .......................................   10,240,265      15,760,626
   Cebu Holdings, Inc. .....................................    6,655,750         911,976
   China Banking Corp. .....................................       27,359         312,638
   DMCI Holdings, Inc. .....................................    3,825,710       5,349,780
  *Empire East Land Holdings, Inc. .........................   41,651,000         885,216
  *Export & Industry Bank, Inc. Class A ....................       14,950              93
   Filinvest Development Corp. .............................       60,000           6,172
   Filinvest Land, Inc. ....................................  185,544,031       6,038,023
  *Filipina Water Bottling Corp. ...........................    5,471,786              --
   First Philippines Holdings Corp. ........................    4,465,530       8,272,540
  *Global Estate Resorts, Inc. .............................    8,587,000         420,436
  *JG Summit Holdings, Inc. ................................    1,658,000       1,340,498
   Lopez Holdings Corp. ....................................   28,449,500       3,951,361
   Macroasia Corp. .........................................    1,418,000          97,597
   Megaworld Corp. .........................................  201,087,600      10,834,513
   Metro Bank & Trust Co. ..................................    9,336,217      22,302,153
  *Mondragon International Philippines, Inc. ...............    2,464,000              --
  *Philippine National Bank ................................    4,253,308       7,615,009
  *Philippine National Construction Corp. ..................      398,900          46,823
  *Philippine Realty & Holdings Corp. ......................    4,712,000          52,498
   Philippine Savings Bank .................................    1,232,313       2,538,837
  *Philippine Townships, Inc. ..............................      226,200          25,738
  *Philtown Properties, Inc. ...............................        6,701              --
   Phinma Corp. ............................................    2,550,498         629,810
  *Prime Orion Philippines, Inc. ...........................    9,430,000         103,707
  *RFM Corp. ...............................................      516,000          41,305
   Rizal Commercial Banking Corp. ..........................    4,707,948       5,004,731
  *Robinson's Land Corp. Series B ..........................   29,013,450      13,499,371
   San Miguel Corp. ........................................    5,622,396      14,984,952
  *Security Bank Corp. .....................................    1,846,332       6,232,208
   Shang Properties, Inc. ..................................      614,285          38,216
   SM Development Corp. ....................................   53,432,694       7,919,024
  *Solid Group, Inc. .......................................    8,644,000         325,964
   Union Bank of Philippines. ..............................    2,665,614       6,393,136
   Universal Robina Corp. ..................................   13,250,295      18,606,403
   Vista Land & Lifescapes, Inc. ...........................   54,460,868       5,723,276
                                                                             ------------
TOTAL PHILIPPINES ..........................................                  179,583,420
                                                                             ------------
POLAND -- (1.3%)
   Agora SA ................................................      672,784       1,626,289
  *Amica Wronki SA .........................................          631           8,351
   Asseco Poland SA ........................................    1,011,173      13,734,536

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                  SHARES      VALUE++
                                                                ----------  ------------
POLAND -- (Continued)
  ATM SA .....................................................       9,205  $     21,731
 *ATM Systemy Informatyczne SA ...............................       9,205         3,857
 *Bank Millennium SA .........................................   6,694,382     6,979,597
 *Bioton SA ..................................................  42,632,004       750,991
 *Ciech SA ...................................................     607,329     2,895,186
 *ComArch SA .................................................       3,061        58,445
  Debica SA ..................................................     111,346     1,779,875
  Dom Development SA .........................................      42,315       329,350
 *Dom Maklerski IDM SA .......................................   2,163,902       238,786
  Emperia Holding SA .........................................      36,432       446,492
  Enea SA ....................................................   1,365,928     6,354,031
 *Farmacol SA ................................................       5,526        35,746
 *Getin Holding SA ...........................................   3,476,409     1,710,952
 *Getin Noble Bank SA ........................................   4,515,878     2,151,457
  Grupa Kety SA ..............................................     126,858     4,581,753
 *Grupa Lotos SA .............................................   1,217,076     9,500,213
 *Impexmetal SA ..............................................   5,864,978     6,082,625
  Koelner SA .................................................     133,100       405,814
 *Kopex SA ...................................................     530,842     2,742,478
 *Kredyt Bank SA .............................................     619,815     2,659,985
 *LC Corp. SA ................................................   1,798,181       670,209
 *MNI SA .....................................................      78,700        40,194
 *Mostostal Warszawa SA ......................................       2,972        12,446
 *Netia SA ...................................................   3,562,571     6,337,622
 *Orbis SA ...................................................     541,449     5,808,186
  Pelion SA ..................................................      10,420        89,672
 *Petrolinvest SA ............................................   1,183,087       384,334
  PGE SA .....................................................   9,337,794    51,939,170
  Polimex-Mostostal SA .......................................  10,512,907     2,038,133
  Polnord SA .................................................     110,417       424,776
 *Polski Koncern Miesny Duda SA ..............................     951,758       105,037
 *Polski Koncern Naftowy Orlen SA ............................   5,373,757    57,417,712
 *Rovese SA ..................................................     224,341       136,045
 *Sygnity SA .................................................     206,622       944,161
  Synthos SA .................................................   8,653,498    13,695,906
  Tauron Polska Energia SA ...................................   7,212,410     9,909,508
 *Trakcja-Tiltra SA ..........................................      33,893         6,674
  Zaklady Azotowe Pulawy SA ..................................      45,643     1,526,605
 *Zaklady Chemiczne Police SA ................................       5,277        17,855
                                                                            ------------
TOTAL POLAND .................................................               216,602,785
                                                                            ------------
RUSSIA -- (4.6%)
 *AFI Development P.L.C. GDR .................................     156,273        66,225
 *Federal Hydrogenerating Co. ADR ............................   5,423,114    13,233,057
 *Gazprom OAO Sponsored ADR ..................................  64,778,771   595,602,301
 *Lukoil OAO Sponsored ADR ...................................   1,899,793   106,807,753
 *Magnitogorsk Iron & Steel Works Sponsored GDR ..............   1,408,015     5,220,728
 #Mechel Sponsored ADR .......................................     232,750     1,508,220
 *Surgutneftegas OAO Sponsored ADR ...........................   3,904,589    32,552,711
                                                                            ------------
TOTAL RUSSIA .................................................               754,990,995
                                                                            ------------

SOUTH AFRICA -- (7.9%)
  ABSA Group, Ltd ............................................   5,068,182    82,766,867
  Adcorp Holdings, Ltd. ......................................     506,290     1,645,745
  AECI, Ltd. .................................................   1,453,010    14,048,075
  Afgri, Ltd. ................................................   4,724,159     3,166,933
  African Bank Investments, Ltd. .............................   3,826,344    16,953,940
  African Rainbow Minerals, Ltd. .............................   1,535,873    28,832,456
  Allied Electronics Corp., Ltd. .............................     560,722     1,593,699
  ArcelorMittal South Africa, Ltd. ...........................   2,505,685    13,599,905
  Argent Industrial, Ltd. ....................................   1,278,773       958,462

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                SHARES       VALUE++
                                                              ----------  ------------
SOUTH AFRICA -- (Continued)
   Aveng, Ltd. .............................................   6,528,433  $ 27,382,100
   AVI, Ltd. ...............................................   2,446,352    17,451,491
   Avusa, Ltd. .............................................     473,355     1,342,676
   Barloworld, Ltd. ........................................   3,830,751    38,320,192
  *Basil Read Holdings, Ltd. ...............................     378,430       527,406
  *Bell Equipment, Ltd. ....................................     416,814     1,080,137
   Blue Label Telecoms, Ltd. ...............................   2,978,593     1,979,853
  *Brait SE ................................................   1,661,613     5,686,419
   Business Connexion Group, Ltd. ..........................   1,499,728       843,990
  *Business Connexion Group, Ltd. Series A .................      65,506         5,460
   Cadiz Holdings, Ltd. ....................................       6,673         1,457
   Capitec Bank Holdings, Ltd. .............................      10,278       270,502
   Caxton & CTP Publishers & Printers, Ltd. ................   3,018,326     5,672,597
   Cipla Medpro South Africa, Ltd. .........................   6,059,114     5,917,004
  *Clover Industries, Ltd. .................................      19,668        32,919
  *Consolidated Infrastructure Group, Ltd. .................      51,564        77,740
  *Corpgro, Ltd. ...........................................     579,166            --
   Datacentrix Holdings, Ltd. ..............................     188,927       112,115
   DataTec, Ltd. ...........................................   2,803,146    15,684,060
   Delta EMD, Ltd. .........................................     227,884       174,477
   Distell Group, Ltd. .....................................     347,516     3,937,994
  *Distribution & Warehousing Network, Ltd. ................     250,120       193,567
   DRDGOLD, Ltd. ...........................................   5,484,037     3,354,887
   ElementOne, Ltd. ........................................     391,810       460,553
   Eqstra Holdings, Ltd. ...................................   2,001,829     1,714,230
 #*Evraz Highveld Steel & Vanadium, Ltd. ...................     169,665       471,659
   FirstRand, Ltd. .........................................   3,175,570    10,683,108
  *Gijima Group, Ltd. ......................................     396,488        22,500
   Gold Fields, Ltd. .......................................     515,937     6,607,051
   Gold Fields, Ltd. Sponsored ADR .........................  10,473,180   135,104,022
   Grindrod, Ltd. ..........................................   6,669,359    10,450,083
   Group Five, Ltd. ........................................   1,165,849     3,200,348
   Harmony Gold Mining Co., Ltd. ...........................   2,956,676    29,379,446
  #Harmony Gold Mining Co., Ltd. Sponsored ADR .............   3,033,269    29,786,702
   Hudaco Industries, Ltd. .................................      67,169       872,972
  *Hulamin, Ltd. ...........................................   1,390,917       769,476
   Iliad Africa, Ltd. ......................................     179,921       113,176
   Illovo Sugar, Ltd. ......................................     595,796     2,073,970
   Impala Platinum Holdings, Ltd. ..........................   1,683,235    26,312,513
   Imperial Holdings, Ltd. .................................   1,316,365    29,714,957
  #Investec, Ltd. ..........................................   3,602,746    21,342,469
  *JCI, Ltd. ...............................................  10,677,339            --
   JD Group, Ltd. ..........................................   2,273,555    12,102,010
   Lewis Group, Ltd. .......................................   1,593,305    13,593,840
   Liberty Holdings, Ltd. ..................................   1,523,202    17,175,884
   Mediclinic International, Ltd. ..........................   2,502,488    12,060,913
  *Merafe Resources, Ltd. ..................................  21,352,556     2,087,847
   Metair Investments, Ltd. ................................   1,555,513     4,730,742
   MMI Holdings, Ltd. ......................................  13,192,464    29,667,495
   Mondi, Ltd. .............................................   1,697,932    14,443,070
   Mpact, Ltd. .............................................   1,992,090     4,123,294
  *Murray & Roberts Holdings, Ltd. .........................     736,656     2,061,527
   Mustek, Ltd. ............................................      77,782        56,307
  *Mvelaphanda Group, Ltd. .................................   4,416,916     1,759,783
   Mvelaserve, Ltd. ........................................   1,059,863     1,263,101
   Nampak, Ltd. ............................................   3,925,223    12,279,607
   Nedbank Group, Ltd. .....................................   3,130,762    69,500,473
  #Northam Platinum, Ltd. ..................................   2,487,725     7,677,522
   Omnia Holdings, Ltd. ....................................     727,952     9,861,291
   Palabora Mining Co., Ltd. ...............................     172,009     1,926,528
   Peregrine Holdings, Ltd. ................................   1,473,261     1,978,612

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                               SHARES       VALUE++
                                                             ----------  --------------
SOUTH AFRICA -- (Continued)
   Petmin, Ltd. ...........................................   1,061,723  $      337,567
   PSG Group, Ltd. ........................................     669,810       5,500,826
  *Randgold & Exploration Co., Ltd. .......................     256,811          76,827
  #Raubex Group, Ltd. .....................................     909,536       1,486,898
  *Royal Bafokeng Platinum, Ltd. ..........................      59,522         338,438
   Sanlam, Ltd. ...........................................  28,905,406     124,791,005
 #*Sappi, Ltd. ............................................   7,282,238      21,805,277
  *Sappi, Ltd. Sponsored ADR ..............................     803,111       2,353,115
  #Sasol, Ltd. Sponsored ADR ..............................     704,259      29,219,706
  *Sentula Mining, Ltd. ...................................   2,156,745         472,307
   Standard Bank Group, Ltd. ..............................  14,083,186     193,491,497
   Stefanutti Stocks Holdings, Ltd. .......................     358,335         444,577
 #*Steinhoff International Holdings, Ltd. .................  18,645,202      55,247,283
  *Super Group, Ltd. ......................................   3,119,103       6,040,001
   Telkom South Africa, Ltd. ..............................   3,776,475       8,115,634
   Tongaat-Hulett, Ltd. ...................................     350,322       5,772,692
   Trencor, Ltd. ..........................................   1,049,094       6,436,747
   Value Group, Ltd. ......................................     976,777         643,821
  *Village Main Reef, Ltd. ................................   2,427,724         427,962
  *Wesizwe Platinum, Ltd. .................................       9,762             681
   Zeder Investments, Ltd. ................................   1,314,042         440,237
                                                                         --------------
TOTAL SOUTH AFRICA ........................................               1,284,487,304
                                                                         --------------
SOUTH KOREA -- (14.1%)
  #Aekyung Petrochemical Co., Ltd. ........................      58,354       1,512,692
  *Amorepacific Group .....................................      35,925      11,659,647
   Asia Cement Co., Ltd. ..................................      36,168       1,435,892
   Asia Paper Manufacturing Co., Ltd. .....................      27,000         265,457
 #*AUK Corp. ..............................................     633,480       1,144,215
   Binggrae Co., Ltd. .....................................      11,984         938,547
   Bookook Securities Co., Ltd. ...........................      28,655         456,263
  #Boryung Pharmaceutical Co., Ltd. .......................      71,324         867,965
  *BS Financial Group, Inc. ...............................   1,606,361      16,811,031
  BYC Co., Ltd. ...........................................         810         116,792
  *Byucksan Corp. .........................................     131,640         357,571
  *Chin Hung International, Inc. ..........................     388,374         344,611
  #China Ocean Resources Co., Ltd. ........................     272,190       1,048,894
  #Chong Kun Dang Pharmaceutical Corp. ....................     135,010       2,487,650
   Chosun Refractories Co., Ltd. ..........................       9,371         498,456
  *Chungho Comnet Co., Ltd. ...............................       2,500           8,010
   CJ Cheiljedang Corp. ...................................      25,022       6,118,724
 #*CJ Corp. ...............................................     238,449      15,380,122
 #*CJ Korea Express Corp. .................................      99,247       7,411,816
 #*Cosmochemical Co., Ltd. ................................     157,200       1,477,267
   Crown Confectionery Co., Ltd. ..........................       2,752         434,570
  #Dae Dong Industrial Co., Ltd. ..........................     141,640         666,875
  #Dae Han Flour Mills Co., Ltd. ..........................      14,607       1,365,488
  #Dae Won Kang Up Co., Ltd. ..............................     322,056       1,598,164
 #*Daechang Co., Ltd. .....................................     761,760         738,925
    Daeduck Electronics Co., Ltd. .........................      10,730         100,656
  #Daeduck GDS Co., Ltd. ..................................     281,480       3,438,699
   Daegu Department Store Co., Ltd. .......................     112,341       1,438,910
 #Daehan Steel Co., Ltd. ..................................     142,010         918,702
   Daehan Synthetic Fiber Co., Ltd. .......................       4,913         229,813
   Daekyo Co., Ltd. .......................................     530,590       2,658,515
   Daelim Industrial Co., Ltd. ............................     418,487      32,081,627
   Daelim Trading Co., Ltd. ...............................      29,824         105,685
   Daesang Corp. ..........................................     351,992       4,378,225
  #Daesang Holdings Co., Ltd. .............................     136,816         473,249
   Daesung Group Partners Co., Ltd. .......................       4,727         151,647
   Daesung Holdings Co., Ltd. .............................      64,580         359,167

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                     SHARES      VALUE++
                                                                    ---------  -----------
SOUTH KOREA -- (Continued)
 #*Daesung Industrial Co., Ltd. ..................................     11,584  $   167,886
  *Daewoo Engineering & Construction Co., Ltd. ...................  1,079,210    8,074,249
   Daewoo Securities Co., Ltd. ...................................  2,475,482   22,911,333
  #Daewoo Shipbuilding & Marine Engineering Co., Ltd. ............    170,872    3,731,584
   Daewoong Co., Ltd. ............................................     16,100      229,037
  *Daewoong Pharmaceutical Co., Ltd. .............................     16,090      348,982
   Dahaam E-Tec Co., Ltd. ........................................      8,915      132,952
  #Daishin Securities Co., Ltd. ..................................    613,405    4,432,971
  #Daou Technology, Inc. .........................................    347,338    3,437,365
   DGB Financial Group, Inc. .....................................  1,230,702   13,978,772
  #Digital Power Communications Co., Ltd. ........................     62,160      102,103
   Dong Ah Tire & Rubber Co., Ltd. ...............................     81,994      858,972
  #Dong IL Rubber Belt Co., Ltd. .................................    242,859    1,516,714
 #*Dong Yang Gang Chul Co., Ltd. .................................    291,430      579,996
  *Dong-Ah Geological Engineering Co., Ltd. ......................     23,240      187,563
   Dongbang Agro Co., Ltd. .......................................     53,610      312,537
  #Dongbang Transport Logistics Co., Ltd. ........................    243,250    1,170,184
  *Dongbu Corp. ..................................................     60,900      178,578
 #*Dongbu HiTek Co., Ltd. ........................................    360,004    2,116,641
   Dongbu Securities Co., Ltd. ...................................    348,586    1,046,385
 #*Dongbu Steel Co., Ltd. ........................................    365,764    1,319,653
   Dong-II Corp. .................................................     19,098      737,440
  #Dongil Industries Co., Ltd. ...................................     18,961      751,138
  #Dongkuk Steel Mill Co., Ltd. ..................................    693,279    8,997,857
  *Dongsung Holdings Co., Ltd. ...................................    151,370      614,189
  #Dongwha Pharm Co., Ltd. .......................................    227,330    1,107,188
  #Dongwon F&B Co., Ltd. .........................................     18,945    1,012,047
  *Dongwon Systems Corp. .........................................    141,740      118,957
  #Doosan Corp. ..................................................     77,961    9,070,314
 #*Doosan Engineering & Construction Co., Ltd. ...................    460,780    1,092,158
   Doosan Heavy Industries & Construction Co., Ltd. ..............     15,240      812,079
  *Eagon Industrial Co., Ltd. ....................................     14,490       60,159
  *Eugene Investment & Securities Co., Ltd. ......................    746,839    1,642,297
   F&F Co., Ltd. .................................................      3,110       16,908
  #Fursys, Inc. ..................................................     31,943      800,844
  #Gaon Cable Co., Ltd. ..........................................      9,717      165,588
   Global & Yuasa Battery Co., Ltd. ..............................     64,550    2,750,002
  #Green Cross Holdings Corp. ....................................     61,960      786,080
  #GS Engineering & Construction Corp. ...........................    178,589   10,874,840
   GS Holdings Corp. .............................................    736,970   37,053,977
   Gwangju Shinsegae Co., Ltd. ...................................      5,985    1,156,743
  #Halla Engineering & Construction Corp. ........................    242,581    2,033,396
  #Han Kuk Carbon Co., Ltd. ......................................    301,200    1,365,412
   Hana Financial Group, Inc. ....................................  3,069,704   97,219,565
   Handok Pharmaceuticals Co., Ltd. ..............................     21,320      198,784
  #Handsome Co., Ltd. ............................................    214,790    4,227,266
   Hanil Cement Co., Ltd. ........................................     52,035    1,383,579
 #*Hanjin Heavy Industries & Construction Co., Ltd. ..............    518,752    5,468,774
  #Hanjin Heavy Industries & Construction Holdings Co., Ltd. .....    181,040    1,071,935
 #*Hanjin Shipping Co., Ltd. .....................................  1,344,240   16,969,175
 #*Hanjin Shipping Holdings Co., Ltd. ............................    143,734      642,116
  #Hanjin Transportation Co., Ltd. ...............................    127,710    2,037,730
  *Hankook Cosmetics Manufacturing Co., Ltd. .....................     13,409       65,558
   Hankuk Glass Industries, Inc. .................................     29,050      578,528
  #Hankuk Paper Manufacturing Co., Ltd. ..........................     31,270      524,199
  *Hanmi Science Co., Ltd. .......................................     38,090      115,466
   Hanmi Semiconductor Co., Ltd. .................................    157,920      778,620
   Hansae Yes24 Holdings Co., Ltd. ...............................     22,980      109,223
   Hanshin Construction Co., Ltd. ................................     23,780      154,758
   Hansol Chemical Co., Ltd. .....................................     45,327      782,476
  #Hansol CSN Co., Ltd. ..........................................    596,070    1,105,105

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                   SHARES       VALUE++
                                                                  ---------  -----------
SOUTH KOREA -- (Continued)
   Hansol Paper Co., Ltd. ......................................    590,094  $ 4,691,765
   Hanssem Co., Ltd. ...........................................      1,210       17,951
 #*Hanwha Chemical Corp. .......................................  1,356,805   24,822,274
   Hanwha Corp. ................................................    594,563   15,073,948
  *Hanwha General Insurance Co., Ltd. ..........................     79,783      403,135
  #Hanwha Securities Co., Ltd. .................................    935,001    3,110,504
  #Hanwha Timeworld Co., Ltd. ..................................     12,290      201,700
   Hanyang Securities Co., Ltd. ................................     90,530      501,707
 #*Heung-A Shipping Co., Ltd. ..................................    254,220      171,728
   Hite Jinro Co., Ltd. ........................................     95,203    2,014,271
  #Hite Jinro Holdings Co., Ltd. ...............................     83,821      676,235
   HMC Investment Securities Co., Ltd. .........................    239,025    2,550,199
  #HS R&A Co., Ltd. ............................................     37,336      374,496
  #Husteel Co., Ltd. ...........................................     54,010    1,073,566
  *Hwa Sung Industrial Co., Ltd. ...............................     10,860       34,116
  #Hwacheon Machine Tool Co., Ltd. .............................     14,227      535,268
   Hyosung Corp. ...............................................    370,458   17,412,315
 #*Hyundai BNG Steel Co., Ltd. .................................    142,590    1,188,754
  #Hyundai Development Co. .....................................    904,704   16,189,966
   Hyundai Greenfood Co., Ltd. .................................     11,010      153,617
   Hyundai Heavy Industries Co., Ltd. ..........................     36,899    7,818,796
  *Hyundai Merchant Marine Co., Ltd. ...........................     10,494      230,425
  #Hyundai Mipo Dockyard Co., Ltd. .............................     99,994   10,356,878
   Hyundai Motor Co., Ltd. .....................................    282,473   58,682,313
   Hyundai Securities Co., Ltd. ................................  1,925,208   14,230,919
  #Hyundai Steel Co. ...........................................  1,031,183   75,808,746
  #Il Dong Pharmaceutical Co., Ltd. ............................    130,570      777,208
  #Iljin Electric Co., Ltd. ....................................    315,890    1,219,962
   Iljin Holdings Co., Ltd. ....................................     31,689       45,942
  #Ilshin Spinning Co., Ltd. ...................................     15,565      995,697
  #Ilsung Pharmaceutical Co., Ltd. .............................      9,407      634,850
   Industrial Bank of Korea, Ltd. ..............................  2,483,220   26,748,097
   InziControls Co., Ltd. ......................................     19,470      119,119
  #IS Dongseo Co., Ltd. ........................................     78,025      699,235
  #ISU Chemical Co., Ltd. ......................................    159,620    2,918,865
   IsuPetasys Co., Ltd. ........................................    214,471      872,603
   Jahwa Electronics Co., Ltd. .................................    101,090    1,027,424
  #Jeil Pharmaceutical Co. .....................................     70,900    1,304,281
   Jeonbuk Bank, Ltd. ..........................................    699,483    2,747,488
  *Jinheung Savings Bank .......................................    142,030       88,581
  #JW Pharmaceutical Corp. .....................................    123,163    1,330,753
   KB Financial Group, Inc. ....................................  2,842,913   89,529,625
  #KB Financial Group, Inc. ADR ................................  3,186,196   99,823,521
  #KC Tech Co., Ltd. ...........................................    274,792      972,839
   KCC Corp. ...................................................     64,340   16,091,513
  #Keangnam Enterprises, Ltd. ..................................    144,590      849,284
 #*KEC Corp. ...................................................    263,000      161,982
  #Keyang Electric Machinery Co., Ltd. .........................    393,920      898,559
  #KG Chemical Corp. ...........................................     47,243      323,762
  #KISCO Corp. .................................................     56,021    1,385,166
  #KISCO Holdings Co., Ltd. ....................................     11,673      353,095
  #Kishin Corp. ................................................    113,945      478,240
  #KISWIRE, Ltd. ...............................................     69,836    2,014,779
   Kolon Corp. .................................................     64,705    1,250,084
   Kolon Global Corp. ..........................................    252,680      940,775
   Kolon Industries, Inc. ......................................    154,054    9,027,658
   Korea Airport Service Co., Ltd. .............................     18,320      422,987
   Korea Cast Iron Pipe Industries Co., Ltd. ...................     46,378      129,768
  *Korea Development Co., Ltd. .................................      6,440        9,299
  #Korea Electric Terminal Co., Ltd. ...........................     89,230    1,698,768
  *Korea Exchange Bank .........................................  4,056,926   29,951,588

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                 SHARES       VALUE++
                                                                ---------  ------------
SOUTH KOREA -- (Continued)
  #Korea Flange Co., Ltd. ....................................     58,560  $    617,759
   Korea Investment Holdings Co., Ltd. .......................    524,156    15,899,903
   Korea Life Insurance Co., Ltd. ............................  1,263,695     7,256,865
 #*Korea Line Corp. ..........................................     22,148       100,158
  #Korea Petrochemical Industrial Co., Ltd. ..................     33,024     1,963,113
   Korea United Pharm, Inc. ..................................     93,970       477,708
  *Korean Air Co., Ltd. ......................................     68,060     2,887,657
   KPX Chemical Co., Ltd. ....................................     12,667       502,437
  *KTB Investment & Securities Co., Ltd. .....................    872,160     1,430,267
  #Kukdo Chemical Co., Ltd. ..................................     46,858     1,840,844
  #Kumho Electric Co., Ltd. ..................................     52,624       894,913
  *Kumho Investment Bank .....................................    574,760       193,656
  #Kunsul Chemical Industrial Co., Ltd. ......................     25,470       336,761
  #Kwang Dong Pharmaceutical Co., Ltd. .......................    627,670     2,297,660
  #Kyeryong Construction Industrial Co., Ltd. ................     58,970       491,636
   Kyobo Securities Co., Ltd. ................................    272,242     1,129,932
   Kyung Dong Navien Co., Ltd. ...............................     16,050        95,937
   Kyung Nong Corp. ..........................................     26,720        71,087
 #*Kyungbang Co., Ltd. .......................................      7,656       617,712
  #Kyung-In Synthetic Corp. ..................................    184,400       456,347
   LG Corp. ..................................................    756,348    38,781,502
 #*LG Display Co., Ltd. ......................................  1,309,420    27,971,511
 #*LG Display Co., Ltd. ADR ..................................  3,996,524    42,722,842
  #LG Electronics, Inc. ......................................  1,483,761    81,114,519
  #LG Hausys, Ltd. ...........................................     85,498     4,578,401
 #*LG Innotek Co., Ltd. ......................................     94,550     7,318,050
   LG Uplus Corp. ............................................  3,789,011    21,987,194
  #Livart Furniture Co., Ltd. ................................     19,740       104,328
   Lotte Chilsung Beverage Co., Ltd. .........................      9,880    11,396,146
  *Lotte Confectionary Co., Ltd. .............................      9,269    12,888,618
   Lotte Midopa Co., Ltd. ....................................    129,600     1,480,125
  #Lotte Samkang Co., Ltd. ...................................      9,857     4,411,939
  #Lotte Shopping Co., Ltd. ..................................    144,966    37,052,879
   LS Corp. ..................................................     15,317     1,194,983
   Meritz Securities Co., Ltd. ...............................  2,488,274     1,904,368
   Mi Chang Oil Industrial Co., Ltd. .........................      3,725       153,345
   Mirae Asset Securities Co., Ltd. ..........................    367,149     9,515,628
  #Moorim P&P Co., Ltd. ......................................    422,608     1,293,691
  #Moorim Paper Co., Ltd. ....................................    264,210       581,950
  #Motonic Corp. .............................................    142,640       890,906
 #*Namkwang Engineering & Construction Co., Ltd. .............     11,239        25,842
  #Namyang Dairy Products Co., Ltd. ..........................      4,557     3,082,758
   National Plastic Co. ......................................    174,380       351,080
  #Nexen Corp. ...............................................     14,226       788,230
   NH Investment & Securities Co., Ltd. ......................    429,774     1,857,083
   NICE Holdings Co., Ltd. ...................................        638        27,224
   NK Co., Ltd. ..............................................    191,740       627,267
  #Nong Shim Holdings Co., Ltd. ..............................     23,501     1,055,930
  #NongShim Co., Ltd. ........................................     45,202     8,809,268
   Noroo Holdings Co., Ltd. ..................................      1,588        11,009
  #Ottogi Corp. ..............................................     16,359     2,387,703
   Pacific Pharmaceutical Co., Ltd. ..........................      1,520        30,495
  *Paik Kwang Industrial Co., Ltd. ...........................      2,900         9,301
   Pang Rim Co., Ltd. ........................................      3,550        34,226
 #*PaperCorea, Inc. ..........................................    404,380       279,383
  #Poongsan Corp. ............................................    298,230     7,913,460
   Poongsan Holdings Corp. ...................................     48,688       957,702
   POSCO .....................................................    627,782   200,510,883
  #POSCO ADR .................................................  1,618,522   128,721,055
  #POSCO Coated & Color Steel Co., Ltd. ......................     23,830       302,843
   Pulmuone Co., Ltd. ........................................      6,875       209,339

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                   SHARES       VALUE++
                                                                  ---------  ------------
SOUTH KOREA -- (Continued)
   Pusan City Gas Co., Ltd. ....................................     78,420  $  1,328,924
  #S&T Dynamics Co., Ltd. ......................................    358,824     4,177,522
  #S&T Holdings Co., Ltd. ......................................     87,883       724,810
  #S&T Motiv Co., Ltd. .........................................    118,600     2,047,633
   Saeron Automotive Corp. .....................................     52,735       216,616
   Sajodaerim Corp. ............................................      8,380        95,615
  #Sam Jin Pharmaceutical Co., Ltd. ............................     98,603       831,841
   Sam Lip General Foods Co., Ltd. .............................     25,580       333,820
  #Sam Young Electronics Co., Ltd. .............................    149,190     1,080,328
   Sam Yung Trading Co., Ltd. ..................................     33,104       231,809
  *Sambu Construction Co., Ltd. ................................     30,120       132,747
   Samhwa Paints Industrial Co., Ltd. ..........................     33,700       115,433
  #Samick Musical Instruments Co., Ltd. ........................    798,890     1,041,419
   SamkwangGlass Co., Ltd. .....................................     13,128       591,717
   Samsung C&T Corp. ...........................................    793,156    44,760,070
  #Samsung SDI Co., Ltd. .......................................    500,681    62,556,039
  *Samwhan Corp. ...............................................     54,610       126,360
   Samyang Genex Co., Ltd. .....................................     18,118       727,002
   Samyang Holdings Corp. ......................................     83,652     3,970,511
   Samyang Tongsang Co., Ltd. ..................................      8,060       149,720
   SAVEZONE I&C Corp. ..........................................     27,710        62,573
  #SBS Media Holdings Co., Ltd. ................................    746,410     3,082,596
  #Seah Besteel Corp. ..........................................    130,794     3,799,154
   SeAH Holdings Corp. .........................................     13,089     1,137,558
  #SeAH Steel Corp. ............................................     35,474     2,666,787
  #Sebang Co., Ltd. ............................................    134,640     1,767,916
   Sejong Industrial Co., Ltd. .................................     56,630       607,229
  #Seowon Co., Ltd. ............................................    156,260       400,149
  *Sewon Cellontech Co., Ltd. ..................................    133,440       371,818
   Shinhan Financial Group Co., Ltd. ...........................  5,261,499   166,885,896
  #Shinhan Financial Group Co., Ltd. ADR .......................    818,794    52,034,359
   Shinpoong Pharmaceutical Co., Ltd. ..........................    173,689       605,318
   Shinsegae Co., Ltd. .........................................     26,726     4,910,242
   Shinsegae Engineering & Construction Co., Ltd. ..............      2,630        30,227
   Shinsegae Information & Communication Co., Ltd. .............      3,571       162,762
 #*Shinsung Solar Energy Co., Ltd. .............................    437,990     1,007,091
 #*Shinsung Tongsang Co., Ltd. .................................    485,700       395,304
   Shinyoung Securities Co., Ltd. ..............................     35,820       899,293
  #Silla Co., Ltd. .............................................     66,723       960,034
   Sindoh Co., Ltd. ............................................     43,098     2,510,615
   SJM Co., Ltd. ...............................................     51,214       352,048
   SJM Holdings Co., Ltd. ......................................     16,681        52,978
  #SK Chemicals Co., Ltd. ......................................     26,371     1,356,850
  #SK Gas Co., Ltd. ............................................     41,839     2,875,235
  #SK Holdings Co., Ltd. .......................................    440,668    59,839,127
   SK Innovation Co., Ltd. .....................................    453,876    61,681,795
  #SK Networks Co., Ltd. .......................................  1,878,746    14,674,822
  #SK Securities Co., Ltd. .....................................  3,395,370     3,430,815
 #*Ssangyong Cement Industrial Co., Ltd. .......................    275,686       982,289
  #STX Corp. ...................................................    518,863     4,253,347
  #STX Engine Co., Ltd. ........................................    340,950     3,067,878
  #STX Metal Co, Ltd. ..........................................     20,150        74,452
  #STX Offshore & Shipbuilding Co., Ltd. .......................    832,230     7,307,239
  #STX Pan Ocean Co., Ltd. .....................................  1,551,280     5,325,049
  #Suheung Capsule Co., Ltd. ...................................     74,590       907,776
   Sung Bo Chemicals Co., Ltd. .................................      1,560        33,200
  *Sungshin Cement Co., Ltd. ...................................     66,250       192,184
   Sunjin Co., Ltd. ............................................     34,369       238,195
  *Sunjin Holdings Co., Ltd. ...................................         98         1,750
  #Tae Kyung Industrial Co., Ltd. ..............................    116,020       308,743
   TaeKwang Industrial Co., Ltd. ...............................      4,239     3,006,186

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                SHARES        VALUE++
                                                              ----------  --------------
SOUTH KOREA -- (Continued)
  #Taeyoung Engineering & Construction Co., Ltd. ...........     561,870  $    2,435,975
 #*Taihan Electric Wire Co., Ltd. ..........................     780,457       1,315,948
  #Tailim Packaging Industries Co., Ltd. ...................     374,220         564,689
   TCC Steel ...............................................      45,410         175,981
   Telcoware Co., Ltd. .....................................       7,767          51,758
  *Tong Kook Corp. .........................................         607             839
  #Tong Yang Moolsan Co., Ltd. .............................      72,180       1,266,378
  #TONGYANG Securities, Inc. ...............................     962,089       3,191,572
  #TS Corp. ................................................      65,206       1,117,746
  #Unid Co., Ltd. ..........................................      43,101       1,253,726
   Union Steel .............................................      38,477         420,809
  #Whanin Pharmaceutical Co., Ltd. .........................      80,150         449,544
 #*Will-Bes & Co., Ltd. (The) ..............................     784,460       1,391,628
   Wiscom Co., Ltd. ........................................      32,980         119,897
 #*Woongjin Holdings Co., Ltd. .............................     405,344       1,744,664
   Woori Finance Holdings Co., Ltd. ........................   5,147,987      50,139,109
  #Woori Finance Holdings Co., Ltd. ADR ....................       8,505         251,408
   Woori Financial Co., Ltd. ...............................     118,381       1,628,503
  *Woori Investment & Securities Co., Ltd. .................   2,389,383      22,727,907
 #*WooSung Feed Co., Ltd. ..................................     246,520       1,199,046
   YESCO Co., Ltd. .........................................      28,600         634,672
  #Yoosung Enterprise Co., Ltd. ............................      36,225          96,523
  #Youlchon Chemical Co., Ltd. .............................     159,290       1,135,389
   Young Poong Corp. .......................................       4,715       3,678,806
  *Young Poong Mining & Construction Corp. .................      18,030             877
   Youngone Holdings Co., Ltd. .............................      40,385       2,137,823
   Yuhwa Securities Co., Ltd. ..............................      28,680         340,429
  *Zinus, Inc. .............................................       1,866           6,189
                                                                          --------------
TOTAL SOUTH KOREA ..........................................               2,304,810,463
                                                                          --------------
TAIWAN -- (12.2%)
 #*A.G.V. Products Corp. ...................................   7,393,701       2,564,233
  *Ability Enterprise Co., Ltd. ............................   1,286,000       1,197,829
   AcBel Polytech, Inc. ....................................   6,475,219       3,667,877
   Accton Technology Corp. .................................   7,924,156       4,194,996
  #Acer, Inc. ..............................................  34,459,364      31,363,401
  #ACHEM Technology Corp. ..................................   2,428,500       1,230,953
  #Action Electronics Co., Ltd. ............................   3,562,084         824,447
  #Allis Electric Co., Ltd. ................................   1,471,000         399,519
  #Alpha Networks, Inc. ....................................   4,739,237       3,209,316
   Altek Corp. .............................................   5,342,808       2,965,836
   Ambassador Hotel (The) ..................................     274,000         268,581
  #Ampoc Far-East Co., Ltd. ................................   1,573,000       1,236,621
  #AmTRAN Technology Co., Ltd. .............................  10,288,956       7,906,524
   APCB, Inc. ..............................................   2,213,000       1,399,836
  #Apex Science & Engineering Corp. ........................     690,713         254,635
  *Arima Communications Corp. ..............................   2,351,000       1,054,656
  *Arima Optoelectronics Corp. .............................   1,409,500         196,033
  #Asia Cement Corp. .......................................  24,402,293      30,779,059
 #*Asia Optical Co., Inc. ..................................   4,038,290       4,040,894
   Asia Polymer Corp. ......................................   2,643,732       3,147,088
   Asia Vital Components Co., Ltd. .........................   3,689,779       1,877,452
   Asustek Computer, Inc. ..................................   2,855,916      26,258,601
  #AU Optronics Corp. ......................................  33,006,812      10,036,805
  #AU Optronics Corp. Sponsored ADR ........................   9,292,137      27,783,490
  #Audix Corp. .............................................   1,686,164       1,366,227
  #Aurora Systems Corp. ....................................     572,281         551,636
  *Avermedia Technologies, Inc. ............................   1,956,000       1,176,789
  #Avision, Inc. ...........................................   2,756,555         848,313
  #Bank of Kaohsiung .......................................   5,696,397       1,645,842
  *Basso Industry Corp., Ltd. ..............................     844,000         587,471

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                  SHARES       VALUE++
                                                                -----------  -----------
TAIWAN -- (Continued)
  #BES Engineering Corp. .....................................   22,948,443  $ 5,091,393
  #Biostar Microtech International Corp. .....................    2,180,055    1,082,175
  *Bright Led Electronics Corp. ..............................      588,000      317,609
   C Sun Manufacturing, Ltd. .................................    2,293,837    1,447,874
  #Cameo Communications, Inc. ................................    2,964,197      735,671
   Capital Securities Corp. ..................................   19,582,447    6,593,049
 #*Carnival Industrial Corp. .................................    5,443,000    1,967,822
  #Cathay Chemical Works, Inc. ...............................      959,000      341,624
   Cathay Real Estate Development Co., Ltd. ..................   13,483,421    5,385,986
   Central Reinsurance Co., Ltd. .............................    2,477,781    1,061,089
  #ChainQui Construction Development Co., Ltd. ...............    1,436,173    1,019,177
  #Champion Building Materials Co., Ltd. .....................    5,563,828    1,970,534
   Chang Hwa Commercial Bank .................................   60,733,790   32,669,498
  *Chang-Ho Fibre Corp. ......................................      167,000       55,307
  #Charoen Pokphand Enterprises Co., Ltd. ....................    3,121,000    1,520,386
   Cheng Loong Corp. .........................................   13,299,659    4,742,932
  #Cheng Uei Precision Industry Co., Ltd. ....................    4,338,619    7,855,340
   Chia Hsin Cement Corp. ....................................    7,214,749    3,239,641
  *Chia Hsin Food & Synthetic Fiber Co., Ltd. ................      514,966           --
  #Chien Kuo Construction Co., Ltd. ..........................    4,381,247    2,002,543
  *Chien Shing Stainless Steel Co., Ltd. .....................    2,208,000      207,668
  #Chilisin Electronics Corp. ................................      523,300      255,944
 #*Chimei Innolux Corp. ......................................   80,717,389   25,428,571
   China Airlines, Ltd. ......................................   34,523,786   14,300,193
   China Chemical & Pharmaceutical Co., Ltd. .................    4,020,264    2,450,820
  #China Development Financial Holding Corp. .................  138,967,960   32,266,933
   China Electric Manufacturing Corp. ........................    2,870,200    1,772,625
 #*China General Plastics Corp. ..............................    6,665,000    2,570,683
   China Glaze Co., Ltd. .....................................    2,177,363      990,044
  *China ManMade Fibers Corp. ................................   17,338,813    5,780,401
   China Metal Products Co., Ltd. ............................    3,695,689    2,111,929
 #*China Motor Corp. .........................................   11,155,749    9,454,178
   China Petrochemical Development Corp. .....................   14,134,338   11,539,955
  *China Rebar Co., Ltd. .....................................      439,188           --
  #China Steel Structure Co., Ltd. ...........................    1,580,219    1,503,838
  #China Synthetic Rubber Corp. ..............................    6,875,711    6,367,664
  *China United Trust & Investment Corp. .....................      493,999           --
 #*China Wire & Cable Co., Ltd. ..............................    2,900,000      771,454
   Chinatrust Financial Holdings Co., Ltd. ...................   73,541,787   43,640,069
   Chinese Maritime Transport, Ltd. ..........................    1,282,000    1,459,923
   Chin-Poon Industrial Co., Ltd. ............................    6,117,815    6,641,194
 #*Chun Yu Works & Co., Ltd. .................................    2,727,000      852,465
 #*Chun Yuan Steel Industrial Co., Ltd. ......................    6,126,144    2,377,893
   Chung Hung Steel Corp. ....................................   12,044,046    2,989,276
   Chung Hwa Pulp Corp. ......................................    9,067,011    2,752,464
  *Chung Shing Textile Co., Ltd. .............................          600            9
   Chung-Hsin Electric & Machinery Manufacturing Corp. .......    6,404,000    3,613,534
  *Chungwa Picture Tubes Co., Ltd. ...........................   55,899,412    1,632,025
   Chuwa Wool Industry Co., Ltd. .............................       34,189       16,723
 #*Chyang Sheng Dyeing & Finishing Co., Ltd. .................      328,000      107,003
 #*CMC Magnetics Corp. .......................................   44,185,830    6,918,335
  #Collins Co., Ltd. .........................................    2,417,224      985,303
  #Compal Electronics, Inc. ..................................   49,376,332   45,997,131
   Compeq Manufacturing Co., Ltd. ............................   16,977,000    7,146,669
  *Compex International Co., Ltd. ............................       46,400          309
  #Continental Holdings Corp. ................................    7,293,848    2,504,698
  *Cosmos Bank Taiwan ........................................    2,161,756      597,363
  #Coxon Precise Industrial Co., Ltd. ........................    1,620,000    2,201,916
  *Creative Sensor, Inc. .....................................       40,000       19,549
 #*CSBC Corp. Taiwan .........................................    4,265,654    3,073,192
   Da Cin Construction Co., Ltd. .............................    2,506,579    1,452,838

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES        VALUE++
                                                                -----------   -----------
TAIWAN -- (Continued)
   Darfon Electronics Corp. ..................................    4,428,950   $ 3,072,608
  #Delpha Construction Co., Ltd. .............................    3,534,329     1,052,839
   Depo Auto Parts Industrial Co., Ltd. ......................      375,000       797,180
  *Der Pao Construction Co., Ltd. ............................    1,139,000        31,140
   DFI, Inc. .................................................      302,280       221,929
  #D-Link Corp. ..............................................   10,137,939     6,087,817
   Dynamic Electronics Co., Ltd. .............................    3,626,804     1,054,193
   E.Sun Financial Holding Co., Ltd. .........................   51,520,271    27,973,470
  *Eastern Media International Corp. .........................   12,640,399     1,383,965
   Eclat Textile Co., Ltd. ...................................      282,558       757,231
  *Edimax Technology Co., Ltd. ...............................    1,304,000       455,059
   Edom Technology Co., Ltd. .................................      943,800       273,971
   Elite Material Co., Ltd. ..................................    2,495,905     2,280,284
  *Elite Semiconductor Memory Technology, Inc. ...............    2,209,000     1,706,267
 #*Elitegroup Computer Systems Co., Ltd. .....................   11,315,066     4,444,302
   EnTie Commercial Bank .....................................    2,136,232       923,781
  #Epistar Corp. .............................................   10,304,000    19,069,816
   Eternal Chemical Co., Ltd. ................................    1,029,000       776,080
   Eva Airways Corp. .........................................   13,358,738     7,776,163
  *Ever Fortune Industrial Co., Ltd. .........................      409,000         4,500
  *Everest Textile Co., Ltd. .................................    4,055,002     1,141,755
   Evergreen International Storage & Transport Corp. .........    8,864,000     4,752,307
   Evergreen Marine Corp., Ltd. ..............................   24,715,998    13,487,227
  *Everlight Chemical Industrial Corp. .......................    2,036,100     1,175,744
  *Everlight Electronics Co., Ltd. ...........................      409,000       636,250
 #*Everspring Industry Co., Ltd. .............................    1,325,180       321,391
   Excel Cell Electronics Co., Ltd. ..........................      108,000        36,824
  *Excelsior Medical Co., Ltd. ...............................    1,185,000     2,361,144
   Far Eastern Department Stores Co., Ltd. ...................    4,195,540     4,388,859
   Far Eastern International Bank ............................   24,005,955     9,440,082
   Far Eastern New Century Corp. .............................      492,000       547,674
  *Farglory F T Z Investment Holding Co., Ltd. ...............      779,000       462,340
   Farglory Land Development Co., Ltd. .......................      293,000       470,864
   Federal Corp. .............................................    5,910,367     2,874,619
  #First Copper Technology Co., Ltd. .........................    3,472,750       809,158
   First Financial Holding Co., Ltd. .........................   92,251,356    55,787,955
   First Hotel ...............................................    1,071,059       688,525
  #First Insurance Co., Ltd. .................................    3,209,064     1,335,730
   First Steamship Co., Ltd. .................................      533,000       555,988
   Forhouse Corp. ............................................    6,761,635     3,394,227
  *Formosa Advanced Technologies Co., Ltd. ...................      550,000       407,564
 #*Formosa Epitaxy, Inc. .....................................    6,646,000     4,276,037
  #Formosa Oilseed Processing Co., Ltd. ......................    1,079,593       490,114
  #Formosa Taffeta Co., Ltd. .................................   10,258,511     8,911,544
   Formosan Rubber Group, Inc. ...............................    7,244,000     4,413,097
  #Formosan Union Chemical Corp. .............................    1,972,758     1,355,944
  *Fortune Electric Co., Ltd. ................................      436,000       185,196
   Founding Construction & Development Co., Ltd. .............    1,955,780     1,121,646
 #*Froch Enterprise Co., Ltd. ................................    1,706,000       561,458
   FSP Technology, Inc. ......................................    1,532,283     1,309,439
   Fu I Industrial Co., Ltd. .................................      290,944       137,748
   Fubon Financial Holding Co., Ltd. .........................   66,572,063    69,199,017
  #Fullerton Technology Co., Ltd. ............................    1,659,200     1,398,480
  #Fwusow Industry Co., Ltd. .................................    2,728,427     1,359,822
  #G Shank Enterprise Co., Ltd. ..............................    2,307,880     1,165,712
  #Gemtek Technology Corp. ...................................    4,970,962     4,430,972
  #Getac Technology Corp. ....................................    6,664,065     4,860,940
 #*Giantplus Technology Co., Ltd. ............................    3,492,100     1,000,327
   Gigabyte Technology Co., Ltd. .............................    9,144,287     7,930,365
   Gigastorage Corp. .........................................    4,000,600     3,007,692
  #Gintech Energy Corp. ......................................    5,790,942     5,612,358

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                 SHARES       VALUE++
                                                               ----------   -----------
TAIWAN -- (Continued)
  #Global Brands Manufacture, Ltd. ..........................   3,702,290   $ 1,574,547
  *Globe Union Industrial Corp. .............................   2,608,000     1,792,100
  #Gold Circuit Electronics, Ltd. ...........................   7,427,965     1,507,886
   Goldsun Development & Construction Co., Ltd. .............  21,526,261     7,285,831
   Good Will Instrument Co., Ltd. ...........................     444,172       264,736
   Grand Pacific Petrochemical Corp. ........................  14,628,000     6,401,718
   Great China Metal Industry Co., Ltd. .....................   1,420,000     1,611,538
   Great Wall Enterprise Co., Ltd. ..........................   3,047,799     2,958,799
  #Green Energy Technology, Inc. ............................   4,199,880     2,872,810
  #GTM Corp. ................................................   2,315,000       961,314
 #*Hannstar Board Corp. .....................................   4,010,635     1,859,696
  *HannStar Display Corp. ...................................  83,787,000     5,120,223
  *HannsTouch Solution, Inc. ................................   3,852,000     1,413,681
  #Harvatek Corp. ...........................................   2,744,940     1,336,066
  *Helix Technology, Inc. ...................................      29,585            --
   Hey Song Corp. ...........................................   4,861,000     6,186,557
  *Hiti Digital, Inc. .......................................     218,000       109,853
   Hitron Technologies, Inc. ................................   2,409,525     1,364,363
 #*Ho Tung Holding Corp. ....................................   9,689,883     5,474,814
 #*Hocheng Corp. ............................................   4,081,300     1,040,251
  #Hold-Key Electric Wire & Cable Co., Ltd. .................   1,844,124       612,547
   Holy Stone Enterprise Co., Ltd. ..........................   3,464,643     3,130,696
  *Hong Ho Precision Textile Co., Ltd. ......................      69,000        29,356
  #Hong Tai Electric Industrial Co., Ltd. ...................   3,681,000     1,156,601
   Hong Yi Fiber Industry Co., Ltd. .........................     256,040        72,735
   Hsin Kuang Steel Co., Ltd. ...............................   4,218,124     2,571,579
   Hsing Ta Cement Co., Ltd. ................................   2,071,980       714,296
   Hua Eng Wire & Cable Co., Ltd. ...........................   6,517,035     1,690,749
   Hua Nan Financial Holding Co., Ltd. ......................  32,225,016    18,124,255
  *Hualon Corp. .............................................     257,040         9,256
  #Hung Ching Development & Construction Co., Ltd. ..........   1,906,468       704,375
   Hung Poo Real Estate Development Corp. ...................   3,079,655     2,490,669
   Hung Sheng Construction Co., Ltd. ........................   8,604,892     4,272,404
 #*Hwa Fong Rubber Co., Ltd. ................................   3,047,960       672,866
 #*Ichia Technologies, Inc. .................................   4,989,260     2,299,025
  #I-Chiun Precision Industry Co., Ltd. .....................   3,067,000     1,573,225
 #*Inotera Memories, Inc. ...................................  30,121,728     5,605,843
   Inventec Corp. ...........................................  31,430,277     9,356,807
   ITE Technology, Inc. .....................................   2,913,000     2,297,947
  *Jess-Link Products Co., Ltd. .............................     311,000       267,880
   Jui Li Enterprise Co., Ltd. ..............................     619,760       152,343
  #K Laser Technology, Inc. .................................   1,056,601       359,911
  #Kang Na Hsiung Enterprise Co., Ltd. ......................   1,655,078       711,092
  *Kao Hsing Chang Iron & Steel Corp. .......................   1,589,000       264,805
  #Kaulin Manufacturing Co., Ltd. ...........................   2,712,656     1,946,341
   Kee Tai Properties Co., Ltd. .............................     407,485       204,266
   Kerry TJ Logistics Co., Ltd. .............................   1,139,000     1,436,516
  #King Yuan Electronics Co., Ltd. ..........................  19,942,805     8,670,570
   Kingdom Construction Co., Ltd. ...........................   6,062,000     3,431,012
  *King's Town Bank .........................................  11,813,012     7,745,900
   King's Town Construction Co., Ltd. .......................     426,200       353,691
   Kinko Optical Co., Ltd. ..................................      62,131        84,510
  #Kinpo Electronics, Inc. ..................................  16,407,375     3,430,213
   KS Terminals, Inc. .......................................     615,880       520,435
  *Kuoyang Construction Co., Ltd. ...........................   5,565,029     2,116,332
  #Kwong Fong Industries Corp. ..............................   4,864,900     2,268,499
   KYE Systems Corp. ........................................   3,643,000     1,174,196
  *L&K Engineering Co., Ltd. ................................   1,875,000     1,742,301
 #*Lan Fa Textile Co., Ltd. .................................   3,158,713       903,209
  *Lead Data Co., Ltd. ......................................     897,537        57,729
  #Leader Electronics, Inc. .................................     617,056       250,283

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                  SHARES       VALUE++
                                                               -----------   -----------
TAIWAN -- (Continued)
   Lealea Enterprise Co., Ltd. ..............................   10,410,794   $ 3,653,588
  *Ledtech Electronics Corp. ................................      390,000       134,804
  #Lee Chi Enterprises Co., Ltd. ............................    3,379,900     1,494,404
  #Lelon Electronics Corp. ..................................    1,324,000       566,936
  *Leofoo Development Co., Ltd. .............................    4,387,774     2,418,640
   Li Peng Enterprise Co., Ltd. .............................    7,185,183     2,018,274
   Lien Chang Electronic Enterprise Co., Ltd. ...............      453,273       104,927
  #Lien Hwa Industrial Corp. ................................    8,137,990     4,930,488
  #Lingsen Precision Industries, Ltd. .......................    5,796,480     2,958,010
  #LITE-ON IT Corp. .........................................    5,975,339     5,522,445
   Lite-On Semiconductor Corp. ..............................    4,641,190     2,353,846
   Lite-On Technology Corp. .................................   30,291,040    37,851,469
   Long Bon International Co., Ltd. .........................    2,671,301     1,196,340
   Long Chen Paper Co., Ltd. ................................    6,799,369     1,701,548
  *Lotes Co., Ltd. ..........................................      783,000     1,832,750
  *Lucky Cement Corp. .......................................    3,099,000       668,734
  #Macronix International Co., Ltd. .........................   61,624,902    15,144,556
  #Marketech International Corp. ............................    1,919,000     1,156,090
   Masterlink Securities Corp. ..............................   15,665,000     4,646,781
  #Maxtek Technology Co., Ltd. ..............................      262,000       192,259
  #Mayer Steel Pipe Corp. ...................................    2,405,456       929,251
   Maywufa Co., Ltd. ........................................      252,070       108,294
  #Mega Financial Holding Co., Ltd. .........................  113,707,765    91,375,820
  *Megamedia Corp. ..........................................          782             6
   Meiloon Co., Ltd. ........................................    1,753,352       510,834
   Mercuries & Associates, Ltd. .............................    3,424,127     2,816,073
 #*Mercuries Data Systems, Ltd. .............................    1,537,800       473,581
   Merry Electronics Co., Ltd. ..............................      666,750       859,929
  *Microelectronics Technology, Inc. ........................    5,883,911     2,190,293
  #Micro-Star International Co., Ltd. .......................   13,181,985     6,112,353
  *Mirle Automation Corp. ...................................      499,550       322,228
   Mitac International Corp. ................................   18,894,450     5,749,791
  *Mobiletron Electronics Co., Ltd. .........................      153,000        81,792
  #*Mosel Vitelic, Inc. .....................................   10,157,170       976,542
   Nan Ya Printed Circuit Board Corp. .......................    2,775,000     4,184,218
   Nantex Industry Co., Ltd. ................................    2,039,108     1,741,255
  *Nanya Technology Corp. ...................................    4,221,000       263,210
 #*Neo Solar Power Corp. ....................................    7,805,000     4,843,595
  #New Asia Construction & Development Co., Ltd. ............    1,707,993       468,365
   Nichidenbo Corp. .........................................       90,474        68,553
   Nien Hsing Textile Co., Ltd. .............................    4,458,447     2,789,136
  *Ocean Plastics Co., Ltd. .................................      101,000        73,354
  *Optimax Technology Corp. .................................    1,382,597        73,547
   Opto Technology Corp. ....................................    8,536,000     3,175,364
  *Orient Semiconductor Electronics, Ltd. ...................    5,012,276       664,083
  *Oriental Union Chemical Corp. ............................      163,048       186,730
  *Pacific Construction Co., Ltd. ...........................    1,839,148       515,542
   Pan Jit International, Inc. ..............................    5,090,837     1,925,844
   Pan-International Industrial Corp. .......................    2,535,967     2,545,182
  #Paragon Technologies Co., Ltd. ...........................    1,042,000       931,362
  #Pegatron Corp. ...........................................   23,849,998    30,916,546
   Phihong Technology Co., Ltd. .............................      216,320       174,510
  *Picvue Electronics, Ltd. .................................      241,600            --
   Plotech Co., Ltd. ........................................      894,282       356,470
  *Potrans Electrical Corp. .................................    1,139,000       165,576
   Pou Chen Corp. ...........................................   29,022,550    26,134,660
  *Power Quotient International Co., Ltd. ...................    2,466,000       597,229
   Powercom Co., Ltd. .......................................    2,937,930     1,033,352
  *Powertech Industrial Co., Ltd. ...........................      121,000        88,582
   Powertech Technology, Inc. ...............................    2,946,000     5,897,810
   President Securities Corp. ...............................   11,558,992     5,805,372

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                 SHARES       VALUE++
                                                               ----------   -----------
TAIWAN -- (Continued)
   Prince Housing & Development Corp. .......................   4,706,432   $ 2,977,848
  *Procomp Informatics, Ltd. ................................     391,440            --
  *Prodisc Technology, Inc. .................................   6,185,157        35,058
  #Promate Electronic Co., Ltd. .............................     822,000       601,963
  #Qisda Corp. ..............................................  23,254,171     5,105,380
 #*Quintain Steel Co., Ltd. .................................   5,174,629     1,159,104
 #*Radiant Opto-Electronics Corp. ...........................   1,292,839     5,016,468
  #Radium Life Tech Corp. ...................................   8,960,994     5,590,424
  #Ralec Electronic Corp. ...................................     477,087       485,027
   Realtek Semiconductor Corp. ..............................   1,404,840     2,415,266
   Rechi Precision Co., Ltd. ................................   2,511,190     2,196,355
 #*Ritek Corp. ..............................................  40,750,622     5,318,529
 *Sainfoin Technology Corp. .................................     835,498            --
   Sampo Corp. ..............................................   9,427,925     2,821,170
  *Sanyang Industrial Co., Ltd. .............................  12,010,624     7,803,228
   Sanyo Electric Taiwan Co., Ltd. ..........................     368,000       322,628
  *SDI Corp. ................................................     809,000       529,539
   Sesoda Corp. .............................................     927,500     1,111,612
   Shan-Loong Transportation Co., Ltd. ......................      66,000        42,964
   Sheng Yu Steel Co., Ltd. .................................   1,891,000     1,164,296
  *ShenMao Technology, Inc. .................................     870,000       964,208
   Shih Wei Navigation Co., Ltd. ............................   1,275,000     1,139,690
   Shihlin Electric & Engineering Corp. .....................   4,287,000     4,941,606
 #*Shin Kong Financial Holding Co., Ltd. ....................  84,447,151    25,501,489
   Shin Zu Shing Co., Ltd. ..................................   1,434,067     4,062,450
   Shinkong Insurance Co., Ltd. .............................   2,866,412     1,998,376
  #Shinkong Synthetic Fibers Co., Ltd. ......................  25,354,754     7,434,388
  #*Shuttle, Inc. ...........................................   1,759,015       531,107
  #Sigurd Microelectronics Corp. ............................   6,356,047     4,599,537
  #Silicon Integrated Systems Corp. .........................   9,308,165     3,163,597
   Siliconware Precision Industries Co. .....................   2,233,000     2,455,740
  #Sinbon Electronics Co., Ltd. .............................   2,371,000     1,798,606
   Sincere Navigation Corp. .................................   4,442,740     3,911,731
  *Sinkang Industries, Ltd. .................................     968,262       312,488
  #Sinon Corp. ..............................................   5,692,877     2,622,141
   SinoPac Financial Holdings Co., Ltd. .....................  85,411,344    36,537,486
   Sitronix Technology Corp. ................................   1,303,000     1,515,485
  #Siward Crystal Technology Co., Ltd. ......................   1,411,875       402,871
  #Solomon Technology Corp. .................................   1,375,950       454,941
 #*Solytech Enterprise Corp. ................................   1,856,000       597,404
  #Southeast Cement Co., Ltd. ...............................   3,407,700     1,341,422
   Spirox Corp. .............................................   1,115,661       409,729
   Springsoft, Inc. .........................................   1,581,000     2,212,508
   Standard Chemical & Pharmaceutical Co., Ltd. .............     166,181       138,908
  *Star Comgistic Capital Co., Ltd. .........................     275,460       114,526
  #Stark Technology, Inc. ...................................   1,983,200     1,606,732
  *Sunonwealth Electric Machine Industry Co., Ltd. ..........     465,421       302,818
   Sunplus Technology Co., Ltd. .............................   7,980,620     2,078,929
   Sunrex Technology Corp. ..................................     782,000       343,069
  *Sunspring Metal Corp. ....................................      73,000        73,652
   Super Dragon Technology Co., Ltd. ........................     184,175       143,867
  #Supreme Electronics Co., Ltd. ............................   3,089,681     1,354,207
   Sweeten Construction Co., Ltd. ...........................   1,177,825       615,217
   Sysware Systex Corp. .....................................     822,801       830,479
  *Ta Chen Stainless Pipe Co., Ltd. .........................   7,153,074     3,397,894
  *Ta Chong Bank, Ltd. ......................................  25,010,524     7,679,544
   Ta Ya Electric Wire & Cable Co., Ltd. ....................   8,642,329     2,140,930
  #Tah Hsin Industrial Corp. ................................   1,700,000     1,464,184
  *TAI Roun Products Co., Ltd. ..............................      63,000        20,894
   TA-I Technology Co., Ltd. ................................   1,505,914       947,358
  *Taichung Commercial Bank .................................  22,636,341     7,156,823

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                     SHARES       VALUE++
                                                                  -----------   -----------
TAIWAN -- (Continued)
  #Tainan Enterprises Co., Ltd. ................................    1,631,183   $ 1,525,132
  #Tainan Spinning Co., Ltd. ...................................   15,541,442     6,345,078
   Taishin Financial Holdings Co., Ltd. ........................   72,356,773    29,077,623
  #Taisun Enterprise Co., Ltd. .................................    3,363,505     1,770,116
   Taita Chemical Co., Ltd. ....................................    3,830,728     1,509,967
 #*Taiwan Business Bank ........................................   49,459,106    14,346,490
   Taiwan Cement Corp. .........................................   44,762,440    51,653,700
   Taiwan Cogeneration Corp. ...................................    3,677,333     2,312,867
  *Taiwan Cooperative Financial Holding, Ltd. ..................   56,107,005    33,921,181
   Taiwan Fertilizer Co., Ltd. .................................      601,000     1,411,449
  *Taiwan Fire & Marine Insurance Co., Ltd. ....................    1,144,000       744,185
  *Taiwan Flourescent Lamp Co., Ltd. ...........................      756,000        75,115
  #Taiwan Fu Hsing Industrial Co., Ltd. ........................    1,807,000     1,248,783
  #Taiwan Glass Industry Corp. .................................    9,558,710     9,016,064
  *Taiwan Kolin Co., Ltd. ......................................    5,797,000            --
 #*Taiwan Land Development Corp. ...............................    8,619,215     3,315,208
   Taiwan Mask Corp. ...........................................    3,091,250     1,128,433
   Taiwan Navigation Co., Ltd. .................................      467,000       469,031
   Taiwan Paiho Co., Ltd. ......................................    2,710,850     1,719,326
  #Taiwan Pulp & Paper Corp. ...................................    6,792,660     2,070,047
  *Taiwan Sakura Corp. .........................................    2,418,472     1,187,227
   Taiwan Sogo Shinkong Security Co., Ltd. .....................      944,205       955,363
  *Taiwan Styrene Monomer Corp. ................................    8,646,856     2,055,712
   Taiwan Tea Corp. ............................................    9,696,092     4,760,695
   Taiyen Biotech Co., Ltd. ....................................    3,286,000     2,388,197
 #*Tatung Co., Ltd. ............................................   28,835,982     5,650,929
  *Teapo Electronic Corp. ......................................      970,840       120,092
 #*Teco Electric & Machinery Co., Ltd. .........................   28,385,725    17,950,695
  *Tecom, Ltd. .................................................      736,753        38,250
   Test-Rite International Co., Ltd. ...........................    1,786,331     1,261,377
  *Thinking Electronic Industrial Co., Ltd. ....................    1,168,000     1,010,423
   Ton Yi Industrial Corp. .....................................   12,140,600     7,272,782
  #Tong Yang Industry Co., Ltd. ................................    4,979,623     4,857,067
   Tong-Tai Machine & Tool Co., Ltd. ...........................    2,730,753     2,156,531
   Topco Scientific Co., Ltd. ..................................    1,312,719     2,093,922
  #Topoint Technology Co., Ltd. ................................    2,039,925     1,062,453
   Tung Ho Steel Enterprise Corp. ..............................   10,203,274     9,104,529
 #*Tung Ho Textile Co., Ltd. ...................................    2,775,000       786,441
 #*TYC Brother Industrial Co., Ltd. ............................    2,731,790     1,066,251
 #*Tycoons Group Enterprise Co., Ltd. ..........................    7,669,938     1,238,177
   Tyntek Corp. ................................................    3,417,000     1,096,341
 #*Tze Shin International Co., Ltd. ............................    1,161,418       541,246
   Unimicron Technology Corp. ..................................   20,087,363    22,317,802
  *Union Bank of Taiwan ........................................    9,480,282     3,390,621
  #Unitech Electronics Co., Ltd. ...............................    1,308,739       620,892
  #Unitech Printed Circuit Board Corp. .........................   10,397,281     3,213,947
   United Integration Service Co., Ltd. ........................    1,384,000     1,105,388
  #United Microelectronics Corp. ...............................  190,125,681    79,370,067
   Unity Opto Technology Co., Ltd. .............................      975,629       904,694
  #Universal Cement Corp. ......................................    5,594,551     2,483,030
   Universal Microelectronics Co., Ltd. ........................      669,491       171,508
   Universal, Inc. .............................................      129,837        69,354
  #Unizyx Holding Corp. ........................................    5,890,000     2,851,376
   UPC Technology Corp. ........................................   10,833,415     6,180,248
   USI Corp. ...................................................    5,730,427     5,385,660
  #U-Tech Media Corp. ..........................................    1,946,799       334,975
   Ve Wong Corp. ...............................................    1,594,806     1,082,754
   Wah Lee Industrial Corp. ....................................    1,460,000     1,841,855
   Walsin Lihwa Corp. ..........................................   47,149,412    14,062,720
   Walsin Technology Corp., Ltd. ...............................    9,032,230     2,005,366
  #Walton Advanced Engineering, Inc. ...........................    4,612,853     1,379,864

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                      SHARES          VALUE++
                                                                    -----------   --------------
TAIWAN -- (Continued)
   Wan Hai Lines Co., Ltd. .......................................    7,235,000   $    3,548,604
   Wan Hwa Enterprise Co., Ltd. ..................................      696,689          310,102
   Waterland Financial Holdings Co., Ltd. ........................   28,466,896        9,580,328
  *WEI Chih Steel Industrial Co., Ltd. ...........................    1,914,898          313,309
   Weikeng Industrial Co., Ltd. ..................................    1,544,550        1,107,817
  #Well Shin Technology Co., Ltd. ................................      869,080        1,076,704
   Wellypower Optronics Corp. ....................................    2,128,000          858,536
   Weltrend Semiconductor, Inc. ..................................      775,000          304,266
 #*Winbond Electronics Corp. .....................................   44,155,885        6,171,772
   #Wintek Corp. .................................................   26,168,507       11,334,716
   #Wistron Corp. ................................................    4,129,650        4,410,656
   WPG Holdings, Ltd. ............................................    1,513,092        1,588,978
   WT Microelectronics Co., Ltd. .................................    2,605,965        3,325,199
 #*WUS Printed Circuit Co., Ltd. .................................    5,745,928        2,481,339
   Yageo Corp. ...................................................   32,268,840        8,644,739
   Yang Ming Marine Transport Corp. ..............................   22,980,676        9,332,087
   YC INOX Co., Ltd. .............................................    4,163,667        2,130,612
   Yem Chio Co., Ltd. ............................................    2,112,213        1,939,763
  #Yi Jinn Industrial Co., Ltd. ..................................    4,146,796          832,633
   Yieh Phui Enterprise Co., Ltd. ................................   14,602,485        4,400,864
 #*Young Fast Optoelectronics Co., Ltd. ..........................    2,290,000        4,798,872
  *Yuanta Financial Holding Co., Ltd. ............................  115,354,654       53,310,085
   Yuen Foong Yu Paper Manufacturing Co., Ltd. ...................   16,870,847        6,708,876
  #Yulon Motor Co., Ltd. .........................................   12,335,572       21,422,596
   Yung Chi Paint & Varnish Manufacturing Co., Ltd. ..............      368,687          635,291
  *Yung Tay Engineering Co., Ltd. ................................    2,681,000        4,358,786
  #Zenitron Corp. ................................................    2,825,000        1,778,522
   Zig Sheng Industrial Co., Ltd. ................................    7,179,044        2,259,164
   Zippy Technology Corp. ........................................      343,000          239,151
                                                                                  --------------
TOTAL TAIWAN .....................................................                 1,995,428,165
                                                                                  --------------
THAILAND -- (2.8%)
   A.J. Plast PCL (Foreign) ......................................    1,794,000          649,876
   Aapico Hitech PCL (Foreign) ...................................      539,800          264,154
   Asia Plus Securities PCL (Foreign) ............................   13,554,300          982,008
   Asian Property Development PCL (Foreign) ......................    9,539,100        2,243,068
   Bangchak Petroleum PCL (Foreign) ..............................    9,727,700        6,862,248
   Bangkok Bank PCL (Foreign) ....................................    6,294,000       41,600,000
   Bangkok Bank PCL (Foreign) NVDR ...............................    7,317,300       45,573,270
   Bangkok Expressway PCL (Foreign) ..............................    5,190,700        4,700,825
   Bangkok Insurance PCL (Foreign) ...............................      151,520        1,198,871
  *Bangkokland PCL (Foreign) .....................................  119,899,203        3,200,360
   Bank of Ayudhya PCL (Foreign) .................................   16,762,600       17,710,723
   Bank of Ayudhya PCL (Foreign) NVDR ............................   12,090,900       12,416,489
   Cal-Comp Electronics (Thailand) PCL (Foreign) .................   19,067,700        1,478,398
   Capital Nomura Securities PCL (Foreign) .......................      263,400          240,634
   Central Plaza Hotel PCL (Foreign) .............................    5,420,800        2,635,470
   Charoong Thai Wire & Cable PCL (Foreign) ......................        7,300            1,856
   Delta Electronics Thailand PCL (Foreign) ......................    6,746,600        5,102,290
   Eastern Water Resources Development
   & Management PCL (Foreign) ....................................    8,735,700        2,762,002
   Erawan Group PCL (Foreign) ....................................    5,037,850          422,622
   Esso (Thailand) PCL (Foreign) .................................   23,143,400        7,574,738
  *G J Steel PCL (Foreign) .......................................  214,856,100          955,826
  *G Steel PCL (Foreign) .........................................   79,804,200        1,039,712
  *Golden Land Property PCL (Foreign) NVDR .......................    1,818,800          369,886
   Hana Microelectronics PCL (Foreign) ...........................    4,866,800        3,092,977
   Hermraj Land & Development PCL (Foreign) ......................   35,689,000        3,379,511
   ICC International PCL (Foreign) ...............................    2,710,500        3,423,653
   IRPC PCL (Foreign) ............................................  109,888,500       12,640,495
  *Italian-Thai Development PCL (Foreign) NVDR ...................   26,606,800        2,705,490
   Kang Yong Electric PCL (Foreign) ..............................        4,000           31,014

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES        VALUE++
                                                                        -----------   ------------
THAILAND -- (Continued)
   KGI Securities (Thailand) PCL (Foreign) ...........................   10,147,500   $    657,798
   Kiatnakin Bank PCL (Foreign) ......................................    4,497,200      5,859,078
   Krung Thai Bank PCL (Foreign) .....................................   65,344,000     34,052,799
  *Krungthai Card PCL (Foreign) ......................................      315,900        194,740
  *Laguna Resorts & Hotels PCL (Foreign) .............................    1,342,400      1,695,596
   Loxley PCL (Foreign) ..............................................   13,268,900      1,509,459
   MBK PCL (Foreign) .................................................      958,700      2,848,378
   Padaeng Industry PCL (Foreign) NVDR ...............................    1,412,500        565,539
   Polyplex PCL (Foreign) ............................................    4,388,400      2,049,872
   Precious Shipping PCL (Foreign) ...................................    5,689,500      2,639,552
   Property Perfect PCL (Foreign) ....................................   33,391,300      1,167,157
   PTT Global Chemical PCL (Foreign) .................................   28,691,041     54,017,928
   PTT PCL (Foreign) .................................................    4,215,000     43,663,489
   Quality Houses PCL (Foreign) ......................................   64,881,141      3,690,411
  *Regional Container Lines PCL (Foreign) ............................    5,424,700      1,120,450
   Rojana Industrial Park PCL (Foreign) ..............................    2,007,200        548,520
   Saha Pathana Inter-Holding PCL (Foreign) ..........................    2,932,100      2,492,332
   Saha Pathanapibul PCL (Foreign) ...................................    1,594,833      2,115,802
   Saha-Union PCL (Foreign) ..........................................    2,976,400      3,215,685
  *Sahaviriya Steel Industries PCL (Foreign) .........................  116,232,240      2,326,861
   Samart Corp. PCL (Foreign) ........................................    2,462,600        716,009
   Sansiri PCL (Foreign) .............................................   50,808,764      3,874,834
   SC Asset Corp. PCL (Foreign) ......................................    4,425,000      2,123,213
   Siamgas & Petrochemicals PCL (Foreign) ............................      114,900         52,941
   Somboon Advance Technology PCL (Foreign) ..........................      469,200        447,283
   Sri Ayudhya Capital PCL (Foreign) .................................      233,300        152,716
   Sri Trang Agro Industry PCL (Foreign) .............................    7,551,700      3,479,493
  *Tata Steel (Thailand) PCL (Foreign) ...............................   37,981,100        953,450
  *Thai Airways International PCL (Foreign) ..........................   14,502,611      9,170,701
   Thai Carbon Black PCL (Foreign) ...................................      162,000        140,276
   Thai Oil PCL (Foreign) ............................................   10,763,000     20,178,487
   Thai Rayon PCL (Foreign) ..........................................      165,000        297,545
   Thai Stanley Electric PCL (Foreign) ...............................      193,800      1,274,757
   Thai Stanley Electric PCL (Foreign) NVDR ..........................       43,100        283,499
   Thai Wacoal PCL (Foreign) .........................................       93,300        129,707
  *Thaicom PCL (Foreign) .............................................    7,742,600      3,690,467
   Thanachart Capital PCL (Foreign) ..................................    8,860,700      9,080,317
   Thoresen Thai Agencies PCL (Foreign) ..............................    5,001,900      2,415,916
   Ticon Industrial Connection PCL (Foreign) .........................    2,169,500        923,778
   Tisco Financial Group PCL (Foreign) ...............................    1,804,300      2,322,026
   TMB Bank PCL (Foreign) ............................................  209,038,700     10,229,412
   Total Access Communication PCL (Foreign) (B1XFLM7) ................    1,045,780      2,734,715
  *Total Access Communication PCL (Foreign) (B231MK7) ................    7,344,500     19,195,587
   TPI Polene PCL (Foreign) ..........................................   11,710,224      4,465,290
  *Tycoons Worldwide Group PCL (Foreign) .............................    1,243,300        252,848
   Univentures PCL (Foreign) .........................................    1,261,800        114,673
   Vanachai Group PCL (Foreign) ......................................    6,812,400        887,539
   Vinythai PCL (Foreign) ............................................    6,428,117      3,717,564
                                                                                      ------------
TOTAL THAILAND .......................................................                 454,994,955
                                                                                      ------------
TURKEY -- (2.4%)
   Adana Cimento Sanayii T.A.S. Series A .............................      907,804      1,723,411
   Adana Cimento Sanayii T.A.S. Series C .............................      160,531         60,647
   Akcansa Cimento A.S. ..............................................      282,728      1,210,285
  *Akenerji Elektrik Uretim A.S. .....................................       84,732         99,687
   Aksa Akrilik Kimya Sanayii A.S. ...................................    1,729,384      4,122,359
   Aksigorta A.S. ....................................................    1,246,074      1,287,921
   Alarko Holding A.S. ...............................................    1,314,057      2,876,291
  *Albaraka Turk Katilim Bankasi A.S. ................................    2,768,991      1,800,962
  *Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S. ..............       57,977        966,197
  *Anadolu Anonim Tuerk Sigorta Sirketi A.S. .........................    4,326,842      2,403,023

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                      SHARES       VALUE++
                                                                                    ----------   -----------
TURKEY -- (Continued)
  *Anadolu Cam Sanayii A.S. ......................................................   1,846,712   $ 2,443,403
   Arcelik A.S. ..................................................................   1,375,902     6,805,258
  *Asya Katilim Bankasi A.S. .....................................................   9,625,868    10,333,977
   Ayen Enerji A.S. ..............................................................       3,015         2,999
   Aygaz A.S. ....................................................................   1,030,468     4,583,042
   Baticim Bati Anabolu Cimento Sanayii A.S. .....................................     253,882       903,768
   Bolu Cimento Sanayii A.S. .....................................................   1,056,634       758,081
   Borusan Mannesmann Boru Sanayi ve Ticaret A.S. ................................     130,205     2,038,450
   Cimsa Cimento Sanayi ve Ticaret A.S. ..........................................     568,090     2,535,439
  *Deva Holding A.S. .............................................................     620,118       744,691
  *Dogan Gazetecilik A.S. ........................................................     572,836       510,821
  *Dogan Sirketler Grubu Holding A.S. ............................................  16,350,353     7,357,710
  *Dogan Yayin Holding A.S. ......................................................      32,763        12,559
   Dogus Otomotiv Servis ve Ticaret A.S. .........................................   1,016,045     3,386,167
   Eczacibasi Yatirim Holding Ortakligi A.S. .....................................     665,589     2,467,600
   EGE Seramik Sanayi ve Ticaret A.S. ............................................   1,115,748     1,063,663
   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S. ....   3,475,392     3,592,443
   Eregli Demir ve Celik Fabrikalari T.A.S. ......................................  17,225,650    18,842,532
   Gentas Genel Metal Sanayi ve Ticaret A.S. .....................................     806,153       621,702
  *Global Yatirim Holding A.S. ...................................................   4,355,848     2,969,176
  *GSD Holding A.S. ..............................................................   4,585,286     1,883,889
  *Gunes Sigorta A.S. ............................................................     411,420       506,718
  *Hurriyet Gazetecilik ve Matbaacilik A.S. ......................................   3,447,484     1,666,139
  *Ihlas EV Aletleri A.S. ........................................................   2,765,346     1,090,451
  *Ihlas Holding A.S. ............................................................  14,129,873     8,465,857
  *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S. ...................................   1,770,484     4,085,263
  *Is Finansal Kiralama A.S. .....................................................   2,593,613     1,295,066
   Is Yatirim Menkul Degerler A.S. ...............................................     418,858       401,419
  *Isiklar Yatirim Holding A.S. ..................................................   1,581,704       596,474
   Ittifak Holding A.S. ..........................................................      92,228       268,337
  *Izmir Demir Celik Sanayi A.S. .................................................   1,697,029     3,951,525
   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A ...................   3,504,754     2,845,778
   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B ...................   1,815,352     2,218,618
   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D ...................  11,265,029     6,944,308
   KOC Holding A.S. Series B .....................................................  10,709,969    41,551,869
   Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S. ...........     913,678     1,808,756
  *Koza Anadolu Metal Madencilik Isletmeleri A.S. ................................   3,016,595     7,090,716
  *Marti Otel Isletmeleri A.S. ...................................................          --            --
  *Menderes Tekstil Sanayi ve Ticaret A.S. .......................................   4,409,749     1,760,421
  *Metro Ticari ve Mali Yatirimlar Holding A.S. ..................................   3,286,794     1,041,500
  *Net Turizm Ticaret ve Sanayi A.S. .............................................   3,401,777     1,228,000
   Netas Telekomunikasyon A.S. ...................................................         485        38,333
   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S. ........................     105,959       327,923
   Petkim Petrokimya Holding A.S. ................................................   4,682,996     5,235,532
   Pinar Entegre Et ve Un Sanayi A.S. ............................................     308,374       921,922
   Pinar SUT Mamulleri Sanayii A.S. ..............................................     185,187     1,687,008
  *Polyester Sanayi A.S. .........................................................   2,097,738     1,376,098
  *Raks Elektronik Sanayi ve Ticaret A.S. ........................................       5,859         2,579
  *Reysas Tasimacilik ve Lojistik Ticaret A.S. ...................................      43,575        20,816
  *Sabah Yayincilik A.S. .........................................................      31,938        67,618
   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S. ...........................   1,338,170     1,589,070
  *Sekerbank T.A.S. ..............................................................   6,866,750     4,726,564
   Selcuk Ecza Deposu Ticaret ve Sanayi A.S. .....................................   2,139,606     2,272,283
  *Soda Sanayii A.S. .............................................................     835,813     1,457,360
   Tekfen Holding A.S. ...........................................................   1,738,155     6,657,887
  *Tekstil Bankasi A.S. ..........................................................   1,467,149       594,059
  *Trakya Cam Sanayii A.S. .......................................................   4,092,963     4,793,988
   Turcas Petrol A.S. ............................................................   1,327,422     1,954,691
  *Turk Hava Yollari A.S. ........................................................  11,412,196    21,761,264
   Turkiye Is Bankasi A.S. .......................................................  26,569,867    77,586,751
   Turkiye Sinai Kalkinma Bankasi A.S. ...........................................   5,427,931     6,036,371

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                         SHARES          VALUE++
                                                                       ----------   ---------------
TURKEY -- (Continued)
   Turkiye Sise ve Cam Fabrikalari A.S. .............................   6,563,869   $     9,120,596
   Turkiye Vakiflar Bankasi T.A.O. ..................................  11,592,670        24,204,862
   Ulker Biskuvi Sanayi A.S. ........................................   1,196,463         4,989,051
  *Uzel Makina Sanayii A.S. .........................................     275,043                --
  *Vestel Beyaz Esya Sanayi ve Ticaret A.S. .........................   1,059,433         1,446,897
  *Vestel Elektronik Sanayi ve Ticaret A.S. .........................   2,059,212         2,231,737
  *Yapi ve Kredi Bankasi A.S. .......................................  13,027,710        26,838,197
                                                                                    ---------------
TOTAL TURKEY ........................................................                   387,164,825
                                                                                    ---------------
TOTAL COMMON STOCKS .................................................                14,576,868,372
                                                                                    ---------------
PREFERRED STOCKS -- (4.3%)
BRAZIL -- (4.3%)
   Alpargatas SA ....................................................     490,462         2,886,481
   Banco ABC Brasil SA ..............................................     776,812         3,987,928
   Banco Alfa de Investimento SA ....................................      61,726           159,345
   Banco Daycoval SA ................................................     564,248         2,632,350
   Banco do Estado do Rio Grande do Sul SA Series B .................     959,471         7,608,532
   Banco Industrial e Comercial SA ..................................   1,282,200         3,604,076
  *Banco Indusval SA ................................................         200               652
   Banco Panamericano SA ............................................   1,023,300         2,017,437
   Banco Pine SA ....................................................     347,277         2,220,051
   Banco Sofisa SA ..................................................     694,800         1,027,349
   Braskem SA Preferred Series A ....................................   1,953,967        11,871,408
  #Braskem SA Sponsored ADR .........................................     625,703         7,602,291
  *Cia de Tecidos Norte de Minas - Coteminas SA .....................     901,775         1,223,372
   Cia Ferro Ligas da Bahia - Ferbasa ...............................     867,034         4,903,828
   Eucatex SA Industria e Comercio SA ...............................     144,288           457,677
   Financeira Alfa SA Credito Financiamento e Investimentos .........      36,400            70,519
   Forjas Taurus SA .................................................     981,690         1,264,719
   Gerdau SA ........................................................   4,348,672        39,471,647
  #Gerdau SA Sponsored ADR ..........................................   9,357,630        85,154,433
  *Inepar SA Industria e Construcoes ................................   1,371,408         1,432,175
   Klabin SA ........................................................   7,657,498        33,780,881
  *Mangels Industrial SA ............................................       3,600             6,026
   Marcopolo SA .....................................................   1,645,849         8,111,983
   Oi SA ............................................................     118,733           589,840
   Parana Banco SA ..................................................     116,200           725,825
   Petroleo Brasileiro SA ...........................................  12,506,758       119,013,167
  #Petroleo Brasileiro SA ADR .......................................  16,172,808       307,768,536
   Suzano Papel e Celulose SA .......................................   4,477,700         8,805,939
   Ultrapar Participacoes SA Sponsored ADR ..........................     123,659         2,894,857
  *Unipar Participacoes SA Preferred Series B .......................   8,925,036         1,088,844
   Usinas Siderurgicas de Minas Gerais SA Perferred Series A ........  11,752,415        42,325,211
  *Vale SA ..........................................................     239,144                --
   Whirlpool SA .....................................................      71,500           115,142
                                                                                    ---------------
TOTAL BRAZIL ........................................................                   704,822,521
                                                                                    ---------------
INDIA -- (0.0%)
  *JSW ISPAT Steel, Ltd. ............................................     488,036            29,244
  *Trent, Ltd. ......................................................       3,220            58,535
                                                                                    ---------------
TOTAL INDIA .........................................................                        87,779
                                                                                    ---------------
MALAYSIA -- (0.0%)
  *TA Global Berhad .................................................   4,653,003           378,513
                                                                                    ---------------
TOTAL PREFERRED STOCKS ..............................................                   705,288,813
                                                                                    ---------------
RIGHTS/WARRANTS -- (0.0%)
CHILE -- (0.0%)
  *Cencosud SA Rights 07/21/12 ......................................     275,571           108,779
                                                                                    ---------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ----------   -------
MALAYSIA -- (0.0%)
  *Malayan Flour Mills Berhad Warrants 05/09/17 .......      27,250  $  3,396
                                                                     --------
SOUTH KOREA -- (0.0%)
  *Dongbu Corp. Rights 08/23/12 .......................      28,892        --
                                                                     --------
THAILAND -- (0.0%)
  *G Steel PCL (Foreign) Rights 10/12/12 ..............  26,601,400        --
                                                                     --------
TURKEY -- (0.0%)
  *ArcelorMittal Warrants 09/21/12 ....................     794,124        --
  *ArcelorMittal Warrants 12/04/12 ....................     794,124        --
                                                                     --------
TOTAL TURKEY ..........................................                    --
                                                                     --------
TOTAL RIGHTS/WARRANTS .................................               112,175
                                                                     --------

                                                                                                      SHARES/
                                                                                                       FACE
                                                                                                      AMOUNT
                                                                                                       (000)            VALUE+
                                                                                                  --------------    ---------------
SECURITIES LENDING COLLATERAL -- (6.4%)
(S)@DFA Short Term Investment Fund .............................................................   1,045,000,000      1,045,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 08/01/12 (Collateralized
      by FNMA 7.000%, 10/01/38 & 3.500%, 07/01/42, valued at $575,930) to be
      repurchased at $564,640 ..................................................................  $          565            564,637
                                                                                                                    ---------------
TOTAL SECURITIES LENDING COLLATERAL ............................................................                      1,045,564,637
                                                                                                                    ---------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $17,395,588,378)^^ ......................................................................                    $16,327,833,997
                                                                                                                    ===============

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

Summary of the Fund's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------------------------------
                                            LEVEL 1            LEVEL 2        LEVEL 3        TOTAL
                                      ------------------   ---------------   ---------  ---------------
Common Stocks
   Brazil ..........................  $    1,025,439,274   $       142,050          --  $ 1,025,581,324
   Chile ...........................         254,316,648                --          --      254,316,648
   China ...........................         208,310,441     2,054,209,405          --    2,262,519,846
   Czech Republic ..................                  --        44,806,713          --       44,806,713
   Hong Kong .......................                  --          106,118           --          106,118
   Hungary .........................                  --        79,661,175          --       79,661,175
   India ...........................         151,614,374     1,046,833,159          --    1,198,447,533
   Indonesia .......................                  --       526,992,030          --      526,992,030
   Israel ..........................                  --           808,296          --          808,296
   Malaysia ........................                  --       555,401,518          --      555,401,518
   Mexico ..........................       1,049,365,696           798,563          --    1,050,164,259
   Philippines .....................                  --       179,583,420          --      179,583,420
   Poland ..........................                  --       216,602,785          --      216,602,785
   Russia ..........................           1,508,220       753,482,775          --      754,990,995
   South Africa ....................         196,463,545     1,088,023,759          --    1,284,487,304
   South Korea .....................         323,553,185     1,981,257,278          --    2,304,810,463
   Taiwan ..........................          27,783,490     1,967,644,675          --    1,995,428,165
   Thailand ........................         442,578,466        12,416,489          --      454,994,955
   Turkey ..........................                  --       387,164,825          --      387,164,825
Preferred Stocks
   Brazil ..........................         704,822,521                --          --      704,822,521
   India ...........................                  --            87,779          --           87,779
   Malaysia ........................                  --           378,513          --          378,513
Rights/Warrants
   Chile ...........................             108,779                --          --          108,779
   Malaysia ........................                  --             3,396          --            3,396
   South Korea .....................                  --                --          --               --
   Thailand ........................                  --                --          --               --
   Turkey ..........................                  --                --          --               --
Securities Lending Collateral ......                  --     1,045,564,637          --    1,045,564,637
                                      ------------------   ---------------   ---------  ---------------
TOTAL ..............................  $    4,385,864,639   $11,941,969,358          --  $16,327,833,997
                                      ==================   ===============   =========  ===============

              See accompanying Notes to Schedules of Investments.

ORGANIZATION

     Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor").

SECURITY VALUATION

     The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

     . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

     . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

     Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

     The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

     Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

     A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The Fund had no material transfers between Level 1 and Level 2 during the period ended July 31, 2012.

FINANCIAL INSTRUMENTS

     In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

     Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Fund.

     3. Futures Contracts: The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. The Fund entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

     At July 31, 2012, the Fund had no outstanding futures contracts.

FEDERAL TAX COST

     At July 31, 2012, the total cost of securities for federal income tax purposes was $17,409,470,823 for Dimensional Emerging Markets Value Fund.

OTHER

     The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

SUBSEQUENT EVENT EVALUATIONS

     Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.


     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a) Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By: /s/ David G. Booth
    ---------------------------------------
    David G. Booth
    Chairman, Trustee, President and
    Co-Chief Executive Officer

Date:  September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David G. Booth
    ---------------------------------------
    David G. Booth
    Principal Executive Officer
    Dimensional Emerging Markets Value Fund

Date:  September 25, 2012

By: /s/ David R. Martin
    ---------------------------------------
    David R. Martin
    Principal Financial Officer
    Dimensional Emerging Markets Value Fund

Date:  September 25, 2012